                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-2901

                   RIVERSOURCE TAX-EXEMPT INCOME SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 11/30

Date of reporting period: 5/31

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
TAX-EXEMPT HIGH INCOME FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
MAY 31, 2009


RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND SEEKS TO
PROVIDE SHAREHOLDERS WITH A HIGH YIELD GENERALLY
EXEMPT FROM FEDERAL INCOME TAXES.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

Fund Expenses Example..............    6

Portfolio of Investments...........    8

Statement of Assets and
  Liabilities......................   37

Statement of Operations............   38

Statements of Changes in Net
  Assets...........................   39

Financial Highlights...............   40

Notes to Financial Statements......   43

Approval of Investment Management
  Services Agreement...............   57

Proxy Voting.......................   60




--------------------------------------------------------------------------------
            RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2009 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Tax-Exempt High Income Fund (the Fund) Class A Shares increased
  11.65% (excluding sales charge) for the six months ended May 31, 2009.

> The Fund outperformed the Barclays Capital 3-Plus Year Municipal Bond Index, which rose 9.94% for the period.

> The Fund also outperformed the Lipper General Municipal Debt Funds Index, representing the Fund's peer group, which increased 10.50% for the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended May 31, 2009)
--------------------------------------------------------------------------------


                          6 months*  1 year  3 years  5 years  10 years
-----------------------------------------------------------------------
RiverSource Tax-Exempt
  High Income Fund Class
  A (excluding sales
  charge)                  +11.65%   +0.40%   +2.03%   +2.88%   +3.56%
-----------------------------------------------------------------------
Barclays Capital 3-Plus
  Year Municipal Bond
  Index(1) (unmanaged)      +9.94%   +3.42%   +4.01%   +4.49%   +5.08%
-----------------------------------------------------------------------
Lipper General Municipal
  Debt Funds Index(2)      +10.50%   -0.24%   +1.98%   +3.19%   +3.90%
-----------------------------------------------------------------------


*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
2  RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



(1) The Barclays Capital 3-Plus Year Municipal Bond Index, an unmanaged index, is a market value-weighted index of investment-grade fixed-rate municipal bonds with maturities of three years or more. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper General Municipal Debt Funds Index includes the 30 largest municipal debt funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT MAY 31, 2009
                                                                          SINCE
Without sales charge    6 MONTHS*  1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION**
Class A (inception
  5/7/79)                +11.65%   +0.40%   +2.03%   +2.88%   +3.56%        N/A
----------------------------------------------------------------------------------
Class B (inception
  3/20/95)               +11.26%   -0.60%   +1.18%   +2.05%   +2.75%        N/A
----------------------------------------------------------------------------------
Class C (inception
  6/26/00)               +11.24%   -0.35%   +1.26%   +2.10%     N/A       +3.27%
----------------------------------------------------------------------------------

With sales charge
Class A (inception
  5/7/79)                 +6.33%   -4.37%   +0.39%   +1.88%   +3.06%        N/A
----------------------------------------------------------------------------------
Class B (inception
  3/20/95)                +6.26%   -5.39%   -0.05%   +1.70%   +2.75%        N/A
----------------------------------------------------------------------------------
Class C (inception
  6/26/00)               +10.24%   -1.31%   +1.26%   +2.10%     N/A       +3.27%
----------------------------------------------------------------------------------



Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third*** years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase.

  *Not annualized.
 **For classes with less than 10 years performance.
***For Class B shares purchased on or after June 13, 2009, the CDSC percentage for the third year will be 3%.


--------------------------------------------------------------------------------
            RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2009 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

STYLE MATRIX
--------------------------------------------------------------------------------



        DURATION
SHORT    INT.     LONG
                    X     HIGH
                    X     MEDIUM   QUALITY
                          LOW



Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO STATISTICS
--------------------------------------------------------------------------------

Weighted average life(1)    17.1 years
--------------------------------------
Effective duration(2)        7.9 years
--------------------------------------
Weighted average bond
  rating(3)                        AA-
--------------------------------------




ANNUAL OPERATING EXPENSE RATIO*
(as of the current prospectus)
--------------------------------------------------------------------------------

                  Total fund    Net fund
                   expenses   expenses(a)
-----------------------------------------
Class A              0.99%       0.91%
-----------------------------------------
Class B              1.74%       1.67%
-----------------------------------------
Class C              1.74%       1.66%
-----------------------------------------



(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Nov. 30, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding 0.18% of interest and fee expenses related to the Fund's participation in certain inverse floater programs), will not exceed 0.76% for Class A, 1.52% for Class B and 1.51% for Class C.

(1) WEIGHTED AVERAGE LIFE measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.
(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

* Fund expense ratios are calculated based on the fund's average net assets during the fund's most recently completed fiscal year, and have not been adjusted for current asset levels, including any decrease or increase in assets, which, if adjusted, would result in expense ratios that are higher or lower, respectively, than those that are expressed herein. Any fee waivers/expense caps would limit the impact that any decrease in assets will have on net expense ratios in the current fiscal year.


--------------------------------------------------------------------------------
4  RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

There are risks associated with an investment in a tax-exempt fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, generally have more volatile prices and carry more risk to principal and income than investment grade securities.

Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal and/or state alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distributions.

TOP TEN STATES (at May 31, 2009; % of portfolio assets)
---------------------------------------------------------------------

California                                 14.7%
------------------------------------------------
New York                                    8.8%
------------------------------------------------
Massachusetts                               6.4%
------------------------------------------------
Illinois                                    6.1%
------------------------------------------------
Minnesota                                   5.8%
------------------------------------------------
Washington                                  4.7%
------------------------------------------------
Wisconsin                                   4.1%
------------------------------------------------
Texas                                       4.0%
------------------------------------------------
Florida                                     3.9%
------------------------------------------------
North Carolina                              3.6%
------------------------------------------------


QUALITY BREAKDOWN
(at May 31, 2009; % of portfolio assets excluding cash equivalents and equities)
---------------------------------------------------------------------

AAA bonds                                  30.0%
------------------------------------------------
AA bonds                                   29.1%
------------------------------------------------
A bonds                                    22.2%
------------------------------------------------
BBB bonds                                  13.5%
------------------------------------------------
Non-investment grade bonds                  3.5%
------------------------------------------------
Non-rated bonds                             1.7%
------------------------------------------------


Bond ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating. Ratings for 3.8% of the bond portfolio assets were determined through internal analysis.


--------------------------------------------------------------------------------
            RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2009 SEMIANNUAL REPORT  5

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended May 31, 2009.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
6  RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING      ANNUALIZED
                                 DEC. 1, 2008   MAY 31, 2009  THE PERIOD(a)  EXPENSE RATIO(b)
---------------------------------------------------------------------------------------------
Class A
---------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $1,116.50        $4.12             .78%
---------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,021.04        $3.93             .78%
---------------------------------------------------------------------------------------------

Class B
---------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $1,112.60        $8.11            1.54%
---------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,017.25        $7.75            1.54%
---------------------------------------------------------------------------------------------

Class C
---------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $1,112.40        $8.06            1.53%
---------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,017.30        $7.70            1.53%
---------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Annualized expense ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income. The ratios excluding interest and fee expense were 0.76% for Class A, 1.52% for Class B and 1.51% for Class C. See
    note 1 to the financial statements.
(c) Based on the actual return for the six months ended May 31, 2009: +11.65% for Class A, +11.26% for Class B and +11.24% for Class C.


--------------------------------------------------------------------------------
            RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2009 SEMIANNUAL REPORT  7

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

MAY 31, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


MUNICIPAL BONDS (97.5%)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(f,g)                           RATE              AMOUNT                VALUE(a)
ALABAMA (0.4%)
City of Huntsville
 Unlimited General Obligation Refunding Warrants
 Series 2002D
 11-01-14                            5.50%           $3,425,000            $3,807,812
City of Mobile
 Unlimited General Obligation Warrants
 Series 2001 (AMBAC)
 02-15-12                            4.75             1,000,000             1,069,480
County of Jefferson
 Revenue Bonds
 Series 2004A
 01-01-23                            5.25             7,500,000             4,664,100
                                                                      ---------------
Total                                                                       9,541,392
-------------------------------------------------------------------------------------

ALASKA (0.1%)
Alaska Energy Authority
 Refunding Revenue Bonds
 Bradley Lake
 3rd Series 1999 (FSA)
 07-01-14                            6.00             2,000,000             2,218,360
-------------------------------------------------------------------------------------

ARIZONA (2.1%)
Arizona Health Facilities Authority
 Revenue Bonds
 Banner Health
 Series 2008D
 01-01-32                            5.38            29,200,000            28,729,588
Arizona Health Facilities Authority
 Revenue Bonds
 Phoenix Children's Hospital
 Series 2007B
 02-02-15                            1.19             7,500,000(j)          6,450,000
City of Tucson
 Refunding Revenue Bonds
 Series 2002 (National/FGIC)
 07-01-13                            5.50             2,380,000             2,643,323
 07-01-14                            5.50             1,500,000             1,656,915
Maricopa County Industrial Development Authority
 Revenue Bonds
 Catholic Healthcare West
 Series 2004A
 07-01-23                            5.38             2,500,000             2,522,550
 07-01-26                            5.50             5,000,000             5,019,500
Scottsdale Industrial Development Authority
 Refunding Revenue Bonds
 Scottsdale Health Care
 Series 2008A
 09-01-30                            5.25             1,750,000             1,603,158
                                                                      ---------------
Total                                                                      48,625,034
-------------------------------------------------------------------------------------

ARKANSAS (0.1%)
County of Washington
 Revenue Bonds
 Construction Regional Medical Center
 Series 2005A
 02-01-35                            5.00             4,250,000             3,335,273
-------------------------------------------------------------------------------------

CALIFORNIA (14.7%)
Abag Finance Authority for Nonprofit Corporations
 Revenue Bonds
 San Diego Hospital Association
 Series 2001A
 08-15-20                            6.13             3,750,000             3,758,363
Anaheim Public Financing Authority
 Revenue Bonds
 Series 2007 (National)
 02-01-33                            4.75             6,000,000             5,697,000
California Educational Facilities Authority
 Revenue Bonds
 University of Southern California
 Series 2007A
 10-01-37                            4.75             2,000,000             1,933,360


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
8  RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(f,g)                           RATE              AMOUNT                VALUE(a)
CALIFORNIA (CONT.)
California Health Facilities Financing Authority
 Refunding Revenue Bonds
 Cedars-Sinai Medical Center
 Series 2005
 11-15-18                            5.00%           $2,200,000            $2,261,028
 11-15-34                            5.00             1,000,000               899,110
California Health Facilities Financing Authority
 Revenue Bonds
 Catholic Healthcare West
 Series 2004G
 07-01-23                            5.25             4,790,000             4,733,430
California Health Facilities Financing Authority
 Revenue Bonds
 Kaiser Permanente
 Series 2006A
 04-01-39                            5.25             4,500,000             4,056,480
California Health Facilities Financing Authority
 Revenue Bonds
 Providence Health & Services
 Series 2008C
 10-01-28                            6.25             2,000,000             2,139,880
 10-01-38                            6.50             8,000,000             8,535,280
California Housing Finance Agency
 Revenue Bonds
 Home Mortgage
 Series 2006H (FGIC) A.M.T.
 08-01-30                            5.75             7,035,000             7,036,759
California Housing Finance Agency
 Revenue Bonds
 Home Mortgage
 Series 2006K A.M.T.
 02-01-42                            5.50            11,710,000            11,380,597
California Municipal Finance Authority
 Revenue Bonds
 Biola University
 Series 2008
 10-01-34                            5.88             4,000,000             3,529,200
California State Department of Water Resources
 Revenue Bonds
 Power Supply
 Series 2008H
 05-01-22                            5.00             5,000,000             5,275,900
California Statewide Communities Development Authority
 Revenue Bonds
 CHF -- Irvine LLC -- UCI East Campus
 Series 2008
 05-15-32                            5.75             5,500,000             4,793,305
California Statewide Communities Development Authority
 Revenue Bonds
 Daughters of Charity Health
 Series 2005A
 07-01-30                            5.25            20,000,000            15,837,000
California Statewide Communities Development Authority
 Revenue Bonds
 Kaiser Permanente
 Series 2006B
 03-01-45                            5.25            13,000,000            11,587,420
California Statewide Communities Development Authority
 Revenue Bonds
 Sutter Health
 Series 2002B
 08-15-28                            5.50             4,000,000             4,024,160
California Statewide Communities Development Authority
 Revenue Bonds
 Thomas Jefferson School of Law
 Series 2008A
 10-01-38                            7.25             4,000,000             3,334,920
Chabot-Las Positas Community College District
 Unlimited General Obligation Bonds
 Capital Appreciation Election of 2004
 Zero Coupon
 Series 2006B (AMBAC)
 08-01-18                            4.65             1,500,000(k)            990,600
City of Azusa
 Special Tax Bonds Escrow
 Community Facilities
 Series 2007-1
 09-01-37                            5.00             2,845,000             1,640,797


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
            RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2009 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(f,g)                           RATE              AMOUNT                VALUE(a)
CALIFORNIA (CONT.)
City of Long Beach
 Refunding Revenue Bonds
 Series 2005A (National) A.M.T.
 05-15-20                            5.00%           $2,520,000            $2,428,675
 05-15-21                            5.00             5,000,000             4,741,700
City of San Jose
 Revenue Bonds
 Series 2001A (National/FGIC)
 03-01-31                            5.00             5,690,000             5,407,264
City of San Jose
 Revenue Bonds
 Series 2007A (AMBAC) A.M.T.
 03-01-15                            5.00             3,000,000             3,027,690
 03-01-16                            5.00             3,000,000             3,006,090
City of Vernon
 Revenue Bonds
 Series 2009A
 08-01-21                            5.13             2,500,000             2,449,525
Foothill-De Anza Community College District
 Unlimited General Obligation Bonds
 Series 2007A (AMBAC)
 08-01-27                            5.00             1,500,000             1,526,070
Fremont Union High School District/Santa Clara County
 Unlimited General Obligation Bonds
 Election of 2008
 Series 2008
 08-01-30                            4.75             3,925,000             3,777,616
Golden State Tobacco Securitization Corporation
 Prerefunded Revenue Bonds
 Series 2003A-1
 06-01-40                            6.63             5,100,000             5,945,172
Golden State Tobacco Securitization Corporation
 Revenue Bonds
 Series 2003A-1
 06-01-33                            6.25             4,425,000             4,837,145
Golden State Tobacco Securitization Corporation
 Revenue Bonds
 Series 2005 (AMBAC TCRS BNY)
 06-01-45                            5.00             7,750,000             6,378,405
Lakeside Union School District/San Diego County
 Unlimited General Obligation Bonds
 Series 2009
 08-01-33                            5.00             5,000,000             4,930,650
Lammersville School District Community Facilities
 Special Tax Bonds
 Mountain House
 Series 2006
 09-01-35                            5.13               875,000               575,724
Los Angeles Department of Water & Power
 Revenue Bonds
 Series 2003A (National/FGIC)
 07-01-43                            5.00            11,750,000            11,278,355
Los Angeles Unified School District
 Unlimited General Obligation Bonds
 Series 2009I
 07-01-29                            5.00             4,800,000             4,830,048
Los Angeles Unified School District
 Unlimited General Obligation Refunding Bonds
 Series 2002 (National)
 07-01-16                            5.75             5,000,000             5,768,500
Northern California Power Agency
 Prerefunded Revenue Bonds
 Geothermal Project #3
 Series 1987A
 07-01-09                            5.00             4,885,000             4,905,217
Orange Unified School District Community Facilities
 Special Tax Bonds
 #2005-2 Del Rio School Facilities
 Series 2007
 09-01-37                            5.00             1,000,000               667,370
San Diego Public Facilities Financing Authority
 Revenue Bonds
 Series 2009A
 05-15-34                            5.25             4,500,000             4,510,260
San Diego Unified School District
 Unlimited General Obligation Bonds
 Election of 1998
 Series 2002D (FGIC)
 07-01-27                            5.00             8,000,000             8,677,679


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
10  RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(f,g)                           RATE              AMOUNT                VALUE(a)
CALIFORNIA (CONT.)
San Francisco City & County Airports Commission
 Revenue Bonds
 2nd Series 2000-25 (FSA) A.M.T.
 05-01-14                            5.75%           $3,250,000            $3,330,535
 05-01-15                            5.75             3,450,000             3,529,178
 05-01-16                            5.88             3,660,000             3,741,398
San Francisco City & County Airports Commission
 Revenue Bonds
 2nd Series 2000-26A (National/FGIC) A.M.T.
 05-01-22                            5.25            14,150,000            13,577,633
San Jose Redevelopment Agency
 Refunding Tax Allocation Bonds
 Merged Area Redevelopment Project
 Series 2004A (National)
 08-01-18                            4.54             4,000,000             3,736,120
Simi Valley School Financing Authority
 Refunding Revenue Bonds
 University School District
 Series 2007 (FSA)
 08-01-23                            5.00             1,500,000             1,596,255
State of California
 Prerefunded Unlimited General Obligation Bonds
 Series 2004 (FGIC TCRS)
 02-01-33                            5.00             2,500,000             2,857,000
State of California
 Unlimited General Obligation Bonds
 Series 2003
 02-01-21                            5.00             4,625,000             4,672,175
State of California
 Unlimited General Obligation Bonds
 Series 2008
 08-01-34                            5.00             5,000,000             4,545,950
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2003
 11-01-22                            5.00             5,000,000             5,021,450
 11-01-24                            5.13             8,000,000             8,002,160
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2005
 06-01-35                            4.75             2,500,000             2,149,725
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2009
 04-01-31                            5.75            23,000,000            23,325,679
 04-01-38                            6.00            17,500,000            17,969,175
State of California
 Unlimited General Obligation Bonds
 Zero Coupon
 Series 1991-33 (National)
 10-01-11                            3.83            20,800,000(k)         20,099,456
State of California
 Unrefunded Unlimited General Obligation Bonds
 Series 2004
 04-01-29                            5.30                 6,000                 5,906
Turlock Irrigation District
 Certificate of Participation
 Series 2003A (National)
 01-01-33                            5.00             4,450,000             4,097,115
University of California
 Revenue Bonds
 Series 2009-O
 05-15-39                            5.25             7,700,000             7,885,878
Walnut Energy Center Authority
 Revenue Bonds
 Series 2004A (AMBAC)
 01-01-29                            5.00             9,365,000             9,306,750
                                                                      ---------------
Total                                                                     332,563,282
-------------------------------------------------------------------------------------

COLORADO (1.7%)
Baptist Road Rural Transportation Authority
 Revenue Bonds
 Series 2007
 12-01-17                            4.80             1,000,000               742,440
 12-01-22                            4.95             2,000,000             1,276,820
 12-01-26                            5.00             2,000,000             1,161,260


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
           RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2009 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(f,g)                           RATE              AMOUNT                VALUE(a)
COLORADO (CONT.)
City of Loveland
 Prerefunded Unlimited General Obligation Bonds
 Special Improvement District #1
 Series 2000
 07-01-29                            7.50%           $4,500,000            $4,899,240
Colorado Health Facilities Authority
 Refunding Revenue Bonds
 Valley View Hospital Association
 Series 2008
 05-15-28                            5.50             5,745,000             5,089,496
Colorado Health Facilities Authority
 Revenue Bonds
 Evangelical Lutheran
 Series 2005
 06-01-23                            5.25             1,200,000             1,146,144
Colorado Health Facilities Authority
 Revenue Bonds
 Evangelical Lutheran
 Series 2009A
 06-01-38                            6.13             2,500,000             2,484,875
North Range Metropolitan District #1
 Prerefunded Limited General Obligation Bonds
 Series 2001
 12-15-31                            7.25            12,410,000            14,038,564
North Range Metropolitan District #2
 Limited Tax General Obligation Bonds
 Series 2007
 12-15-27                            5.50             2,765,000             1,605,248
 12-15-37                            5.50             3,100,000             1,616,588
University of Colorado
 Revenue Bonds
 Series 2002A (National/FGIC)
 06-01-12                            5.00             3,300,000             3,605,580
                                                                      ---------------
Total                                                                      37,666,255
-------------------------------------------------------------------------------------

CONNECTICUT (0.5%)
Connecticut State Health & Educational Facility Authority
 Revenue Bonds
 Yale University
 Series 2008-Z3
 07-01-42                            5.05             3,000,000             3,086,130
State of Connecticut
 Unlimited General Obligation Refunding Bonds
 Series 2001E
 11-15-15                            5.13             6,875,000             7,421,288
                                                                      ---------------
Total                                                                      10,507,418
-------------------------------------------------------------------------------------

DISTRICT OF COLUMBIA (0.2%)
Metropolitan Washington Airports Authority
 Refunding Revenue Bonds
 Series 2007A (AMBAC) A.M.T.
 10-01-22                            4.75             4,250,000             4,085,185
-------------------------------------------------------------------------------------

FLORIDA (3.9%)
Brevard County Health Facilities Authority
 Revenue Bonds
 Health First Incorporated Project
 Series 2005
 04-01-24                            5.00             5,000,000             4,540,300
 04-01-34                            5.00            27,500,000            22,592,899
Florida State Board of Education
 Unlimited General Obligation Bonds
 Capital Outlay 2008
 Series 2009B
 06-01-26                            5.00             5,525,000             5,759,150
Florida State Board of Education
 Unlimited General Obligation Bonds
 Capital Outlay 2008
 Series 2009B
 06-01-27                            5.00             5,800,000             5,998,476
Florida State Board of Education
 Unlimited General Obligation Refunding Bonds
 Capital Outlay
 Series 2004B
 06-01-24                            5.00             5,500,000             5,708,340
Florida State Division of Bond Finance
 Refunding Revenue Bonds
 Department of Environmental Protection
 Series 1997B (AMBAC)
 07-01-12                            6.00             2,500,000             2,760,850


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
12  RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(f,g)                           RATE              AMOUNT                VALUE(a)
FLORIDA (CONT.)
Harbor Bay Community Development District
 Special Assessment Bonds
 Series 2001B
 05-01-10                            6.35%           $2,815,000            $2,042,367
Highlands County Health Facilities Authority
 Prerefunded Revenue Bonds
 Adventist Health
 Series 2002B
 11-15-23                            5.25            10,300,000            11,540,532
Highlands County Health Facilities Authority
 Prerefunded Revenue Bonds
 Adventist Health
 Series 2006C
 11-15-36                            5.25               215,000(j)            252,139
Highlands County Health Facilities Authority
 Prerefunded Revenue Bonds
 Adventist Health
 Series 2006G
 11-15-21                            5.13                70,000                81,504
 11-15-32                            5.13               465,000               541,418
Highlands County Health Facilities Authority
 Unrefunded Revenue Bonds
 Adventist Health
 Series 2006G
 11-15-21                            5.13             1,930,000(j)          1,952,021
 11-15-32                            5.13            12,505,000(j)         11,444,826
Jacksonville Health Facilities Authority
 Revenue Bonds
 Brooks Health System
 Series 2007
 11-01-38                            5.25             5,000,000             4,150,700
Sarasota County Health Facility Authority
 Refunding Revenue Bonds
 Village on the Isle Project
 Series 2007
 01-01-14                            5.00             1,500,000             1,414,695
Seminole Indian Tribe of Florida
 Revenue Bonds
 Series 2007A
 10-01-27                            5.25             3,000,000(d)          2,502,750
Tampa Bay Water Utility System
 Improvement Refunding Revenue Bonds
 Series 2001A (National/FGIC)
 10-01-12                            4.50             5,000,000             5,313,650
                                                                      ---------------
Total                                                                      88,596,617
-------------------------------------------------------------------------------------

GEORGIA (1.0%)
Appling County Development Authority
 Revenue Bonds
 Georgia Power Company Plant Hatch Project
 Series 2006 (AMBAC)
 07-01-16                            4.40            13,000,000            13,193,440
City of Atlanta
 Revenue Bonds
 Series 2001A (National)
 11-01-39                            5.00             6,450,000             5,897,945
Fulton County Development Authority
 Revenue Bonds
 Georgia Tech Athletic Association
 Series 2001 (AMBAC)
 10-01-12                            5.50             2,385,000             2,570,291
Fulton County Development Authority
 Revenue Bonds
 Georgia Tech Foundation Funding
 Series 2002A
 11-01-13                            5.25             1,105,000             1,196,140
                                                                      ---------------
Total                                                                      22,857,816
-------------------------------------------------------------------------------------

HAWAII (0.5%)
Hawaii State Department of Budget & Finance
 Refunding Revenue Bonds
 Electric Company & Subsidiary Project
 Series 2003B (XLCA) A.M.T.
 12-01-22                            5.00            12,500,000            11,151,750
-------------------------------------------------------------------------------------

IDAHO (0.3%)
Idaho Health Facilities Authority
 Revenue Bonds
 Trinity Health Group
 Series 2008B
 12-01-33                            6.25             6,000,000             6,361,560
-------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
           RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2009 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(f,g)                           RATE              AMOUNT                VALUE(a)

ILLINOIS (6.1%)
City of Chicago
 Unlimited General Obligation Refunding Bonds
 Capital Appreciation
 Zero Coupon
 Series 2009C
 01-01-27                            5.59%           $3,000,000(k)         $1,179,210
City of Chicago
 Unlimited General Obligation Refunding Bonds
 Capital Appreciation
 Zero Coupon
 Series 2009C
 01-01-23                            5.10             4,900,000(k)          2,507,967
 01-01-25                            5.38             2,000,000(k)            894,340
Gilberts Special Service Area #9
 Prerefunded Special Tax Bonds
 Big Timber Project
 Series 2001
 03-01-30                            7.88             3,407,000             3,866,604
Illinois Finance Authority
 Refunding Revenue Bonds
 Commonwealth Edison Company
 Series 1994 (AMBAC TCRS)
 01-15-14                            5.85             4,500,000             4,685,760
Illinois Finance Authority
 Revenue Bonds
 Central Dupage Health
 Series 2009
 11-01-27                            5.00             5,500,000             5,557,695
 11-01-39                            5.25             4,000,000             4,015,760
Illinois Finance Authority
 Revenue Bonds
 Northwest Community Hospital
 Series 2008A
 07-01-33                            5.38             4,000,000             3,938,720
Illinois Finance Authority
 Revenue Bonds
 Northwestern Memorial Hospital
 Series 2009A
 08-15-30                            5.75             6,000,000             6,195,900
Illinois Finance Authority
 Revenue Bonds
 Northwestern Memorial Hospital
 Series 2009B
 08-15-30                            5.75            10,000,000            10,342,500
Illinois Finance Authority
 Revenue Bonds
 Sedgebrook Incorporated Facility
 Series 2007A
 11-15-11                            5.50             1,000,000               979,770
Illinois Finance Authority
 Revenue Bonds
 Silver Cross & Medical Centers
 Series 2009
 08-15-38                            6.88            31,300,000(b)         30,658,975
Illinois Finance Authority
 Subordinated Revenue Bonds
 Regency
 Zero Coupon
 Series 1990 Escrowed to Maturity
 04-15-20                            7.75            68,000,000(k)         43,437,039
Illinois Health Facilities Authority
 Revenue Bonds
 South Suburban
 Series 1992 Escrowed to Maturity
 02-15-18                            7.00             3,025,000             3,660,583
Metropolitan Pier & Exposition Authority
 Revenue Bonds
 McCormick Place Expansion
 Series 2002A (National)
 06-15-42                            5.25            13,400,000            13,316,385


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
14  RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(f,g)                           RATE              AMOUNT                VALUE(a)
ILLINOIS (CONT.)
Will County Community Unit School District #365 --
 Valley View
 Unlimited General Obligations Bonds
 Zero Coupon
 Series 1997B Escrowed to Maturity (FSA)
 11-01-16                            4.60%           $3,165,000(k)         $2,449,615
                                                                      ---------------
Total                                                                     137,686,823
-------------------------------------------------------------------------------------

INDIANA (1.2%)
Indiana Finance Authority
 Refunding Revenue Bonds
 Sisters of St. Francis Health
 Series 2008
 11-01-32                            5.38             4,000,000             4,013,000
Indiana Finance Authority
 Revenue Bonds
 State Revolving Fund Project
 Series 2006A
 02-01-25                            5.00             8,000,000             8,452,720
Indiana Health & Educational Facilities Financing Authority
 Refunding Revenue Bonds
 Clarian Health Obligation Group
 Series 2006B
 02-15-33                            5.00             5,950,000             5,016,623
Indiana Health & Educational Facilities Financing Authority
 Revenue Bonds
 Clarian Health Obligation
 Series 2006A
 02-15-36                            5.00             4,375,000             3,644,025
Indiana Housing Finance Authority
 Revenue Bonds
 Series 2001B-3 (GNMA/FNMA) A.M.T.
 07-01-33                            5.55             2,465,000             2,466,356
Indiana Housing Finance Authority
 Revenue Bonds
 Series 2002A (GNMA/FNMA) A.M.T.
 01-01-33                            5.45               250,000               247,395
St. Joseph County Hospital Authority
 Revenue Bonds
 Memorial Hospital of South Bend
 Series 1980 Escrowed to Maturity
 06-01-10                            9.40               260,000               271,276
Vigo County Hospital Authority
 Revenue Bonds
 Union Hospital Incorporated
 Series 2007
 09-01-37                            5.70             3,950,000             2,820,103
                                                                      ---------------
Total                                                                      26,931,498
-------------------------------------------------------------------------------------

IOWA (0.6%)
Iowa Finance Authority
 Refunding Revenue Bonds
 Correctional Facility Program
 Series 2002 (National)
 06-15-13                            5.38             6,000,000             6,751,620
Iowa Finance Authority
 Revenue Bonds
 Mortgage-backed Securities Program
 Series 2001C (GNMA/FNMA) A.M.T.
 07-01-33                            5.50             6,730,000             6,720,713
                                                                      ---------------
Total                                                                      13,472,333
-------------------------------------------------------------------------------------

KANSAS (0.4%)
University of Kansas Hospital Authority
 Improvement Refunding Revenue Bonds
 Health System
 Series 2006
 09-01-23                            5.00             5,000,000             5,094,050
 09-01-25                            5.00             5,000,000             4,999,600
                                                                      ---------------
Total                                                                      10,093,650
-------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
           RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2009 SEMIANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(f,g)                           RATE              AMOUNT                VALUE(a)

KENTUCKY (1.2%)
Kentucky Economic Development Finance Authority
 Revenue Bonds
 Louisville Arena
 Sub Series 2008A-1 (Assured Guaranty)
 12-01-33                            6.00%           $3,200,000            $3,317,024
Louisville & Jefferson County Metropolitan Government
 Revenue Bonds
 Jewish Hospital St. Mary's Healthcare
 Series 2008
 02-01-27                            5.75            24,000,000            24,176,880
                                                                      ---------------
Total                                                                      27,493,904
-------------------------------------------------------------------------------------

LOUISIANA (3.0%)
Louisiana State Citizens Property Insurance Corporation
 Revenue Bonds
 Series 2006B (AMBAC)
 06-01-16                            5.00             9,500,000             9,343,725
Parish of St. John the Baptist
 Revenue Bonds
 Marathon Oil Corporation
 Series 2007A
 06-01-37                            5.13             5,850,000             4,906,746
Tobacco Settlement Financing Corporation
 Asset-backed Revenue Bonds
 Series 2001B
 05-15-30                            5.50            30,225,000            29,242,687
 05-15-39                            5.88            31,270,000            25,683,302
                                                                      ---------------
Total                                                                      69,176,460
-------------------------------------------------------------------------------------

MAINE (0.1%)
Maine State Housing Authority
 Revenue Bonds
 Series 2003A-2 A.M.T.
 11-15-32                            5.00             3,000,000             2,773,830
-------------------------------------------------------------------------------------

MARYLAND (0.6%)
City of Brunswick
 Special Tax Bonds
 Brunswick Crossing Special Taxing
 Series 2006
 07-01-36                            5.50             7,000,000             4,077,500
Maryland Health & Higher Educational Facilities Authority
 Revenue Bonds
 Anne Arundel Health System
 Series 2009A
 07-01-39                            6.75             5,000,000             5,540,000
Maryland Health & Higher Educational Facilities Authority
 Revenue Bonds
 Washington County Hospital
 Series 2008
 01-01-33                            5.75             3,495,000             3,033,485
Maryland State Economic Development Corporation
 Revenue Bonds
 University of Maryland College Park Projects
 Series 2008
 06-01-33                            5.75             1,600,000             1,435,520
                                                                      ---------------
Total                                                                      14,086,505
-------------------------------------------------------------------------------------

MASSACHUSETTS (6.4%)
City of Boston
 Revenue Bonds
 Series 2004A
 11-01-22                            5.00             5,435,000             5,776,372
Commonwealth of Massachusetts
 Limited General Obligation Refunding Bonds
 Series 2004B
 08-01-22                            5.25               500,000               579,690
 08-01-28                            5.25             3,000,000             3,403,230
Commonwealth of Massachusetts
 Refunding Revenue Bonds
 Series 2005 (National/FGIC)
 01-01-27                            5.50             4,500,000             4,712,490
 01-01-28                            5.50             7,500,000             7,756,574
Massachusetts Bay Transportation Authority
 Revenue Bonds
 Series 2005A
 07-01-30                            5.00             1,450,000             1,570,785
 07-01-31                            5.00             3,000,000             3,226,020


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
16  RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(f,g)                           RATE              AMOUNT                VALUE(a)
MASSACHUSETTS (CONT.)
Massachusetts Development Finance Agency
 Prerefunded Revenue Bonds
 Briarwood
 Series 2001B
 12-01-30                            8.25%           $5,750,000            $6,430,168
Massachusetts Development Finance Agency
 Refunding Revenue Bonds
 Simons Rock College of Bard
 Series 2007
 08-01-36                            4.70               500,000               416,740
Massachusetts Development Finance Agency
 Revenue Bonds
 Adventcare Project
 Series 2007A
 10-15-28                            6.65             5,000,000             3,911,950
Massachusetts Development Finance Agency
 Revenue Bonds
 Boston University
 Series 1999P
 05-15-59                            6.00             2,325,000             2,439,506
Massachusetts Development Finance Agency
 Revenue Bonds
 Devens Electric System
 Series 2001
 12-01-30                            6.00             1,000,000             1,013,540
Massachusetts Development Finance Agency
 Revenue Bonds
 Linden Ponds Incorporated Facility
 Series 2007A
 11-15-09                            5.00             1,000,000               995,770
 11-15-11                            5.13             1,100,000             1,085,590
Massachusetts Development Finance Agency
 Revenue Bonds
 May Institute
 Series 1999 (Radian Group Financial Guaranty)
 09-01-29                            5.75             1,000,000               851,260
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Boston College
 Series 2003N
 06-01-21                            5.25             1,000,000             1,075,710
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Care Group
 Series 2008E-1
 07-01-38                            5.13             3,000,000             2,611,140
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Catholic Health East
 Series 2007C
 11-15-32                            1.41               500,000(j)            297,750
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Covenant Health Systems
 Series 2007
 07-01-30                            5.00               500,000               427,020
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Covenant Health Systems
 Series 2007B
 07-01-31                            5.00             3,235,000             2,730,081
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Emmanuel College
 Series 2007 (National)
 07-01-25                            5.00               550,000               499,527
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Fisher College
 Series 2007A
 04-01-37                            5.13               500,000               330,890
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Harvard University
 Series 2002FF
 07-15-37                            5.13             4,800,000             4,884,960
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Harvard University
 Series 2009A
 11-15-36                            5.50            16,000,000            17,272,640


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
           RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2009 SEMIANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(f,g)                           RATE              AMOUNT                VALUE(a)
MASSACHUSETTS (CONT.)
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Massachusetts Institute of Technology
 Series 2004M
 07-01-25                            5.25%             $500,000              $584,015
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Massachusetts Institute of Technology
 Series 2008A
 07-01-38                            5.00            14,000,000            14,431,340
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Massachusetts Institute of Technology
 Series 2009O
 07-01-26                            5.00            11,500,000            12,487,390
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Milford Regional Medical
 Series 2007E
 07-15-22                            5.00             1,250,000               956,113
 07-15-27                            5.00             5,500,000             3,926,285
 07-15-32                            5.00             4,720,000             3,161,126
 07-15-37                            5.00               500,000               322,485
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Partners Healthcare Systems
 Series 2007G-5
 07-01-47                            5.00             1,000,000               948,100
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Quincy Medical Center
 Series 2008A
 01-15-38                            6.50             7,420,000             5,350,487
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Williams College
 Series 2003H
 07-01-33                            5.00             1,000,000             1,021,070
Massachusetts Housing Finance Agency
 Revenue Bonds
 Series 2007D A.M.T.
 06-01-40                            4.85               750,000               653,820
Massachusetts Housing Finance Agency
 Revenue Bonds
 Single Family
 Series 2006-122 A.M.T.
 12-01-31                            4.85             5,140,000             4,656,275
Massachusetts School Building Authority
 Revenue Bonds
 Series 2007A (AMBAC)
 08-15-32                            4.75             5,000,000             4,958,000
Massachusetts State Water Pollution Abatement
 Unrefunded Revenue Bonds
 Pool Program
 Series 2004-10
 08-01-34                            5.00               145,000               148,236
Massachusetts Water Resources Authority
 Refunding Revenue Bonds
 Series 2005A (National)
 08-01-22                            5.00               500,000               545,640
Massachusetts Water Resources Authority
 Revenue Bonds
 Series 1992A Escrowed to Maturity
 07-15-19                            6.50             3,500,000             4,276,475
Massachusetts Water Resources Authority
 Revenue Bonds
 Series 1992A Escrowed to Maturity (FGIC TCRS)
 07-15-19                            6.50             2,000,000             2,443,700
Massachusetts Water Resources Authority
 Revenue Bonds
 Series 2004D (National)
 08-01-27                            4.75            10,000,000            10,059,500
University of Massachusetts Building Authority
 Revenue Bonds
 Series 1976 Escrowed to Maturity
 05-01-11                            7.50                25,000                27,038
                                                                      ---------------
Total                                                                     145,256,498
-------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
18  RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(f,g)                           RATE              AMOUNT                VALUE(a)

MICHIGAN (2.7%)
Anchor Bay School District
 Unlimited General Obligation Bonds
 School Building & Site
 Series 2003 (Qualified School Bond Loan Fund)
 05-01-29                            5.00%           $1,000,000            $1,007,450
City of Detroit
 Revenue Bonds
 Senior Lien
 Series 2003A (National)
 07-01-34                            5.00             1,375,000             1,186,611
City of Detroit
 Unlimited General Obligation Bonds
 Series 2001A-1 (National)
 04-01-15                            5.38             1,000,000               953,890
City of Jackson
 Limited General Obligation Bonds
 Capital Appreciation
 Downtown Development
 Zero Coupon
 Series 2001 (FSA)
 06-01-21                            5.58             1,450,000(k)            838,448
Garden City Hospital Finance Authority
 Refunding Revenue Bonds
 Series 2007A
 08-15-27                            4.88             5,000,000             3,335,300
Goodrich Area School District
 Unrefunded Unlimited General Obligation Bonds
 Series 2003B (Qualified School Bond Loan Fund)
 05-01-27                            5.00               495,000               503,217
Grand Traverse Academy
 Refunding Revenue Bonds
 Series 2007
 11-01-17                            5.00               390,000               327,311
 11-01-22                            5.00               750,000               553,830
 11-01-32                            4.75             1,170,000               700,748
Howell Public Schools
 Unlimited General Obligation Bonds
 School Building & Site
 Series 2003 (Qualified School Bond Loan Fund)
 05-01-29                            5.00             3,855,000             3,883,720
Lansing Community College
 Limited General Obligation Bonds
 Series 2002 (National/FGIC)
 05-01-12                            5.00             1,000,000             1,090,980
Lawton Community Schools
 Unrefunded Unlimited General Obligation Bonds
 Series 2001 (Qualified School Bond Loan Fund)
 05-01-31                            5.00               200,000               200,354
Michigan Higher Education Facilities Authority
 Limited Obligation Refunding Revenue Bonds
 Kalamazoo College Project
 Series 2007
 12-01-33                            5.00               250,000               233,923
Michigan Higher Education Student Loan Authority
 Revenue Bonds
 Series 2006 XVII-Q (AMBAC) A.M.T.
 03-01-26                            4.95               200,000               168,762
 03-01-31                            5.00             7,850,000             6,425,147
Michigan Municipal Bond Authority
 Revenue Bonds
 Clean Water State Revolving Fund
 Series 2002
 10-01-15                            5.50             5,000,000             5,878,901
 10-01-21                            5.38             1,000,000             1,073,560
Michigan Municipal Bond Authority
 Revenue Bonds
 Clean Water State Revolving Fund
 Series 2006
 10-01-27                            5.00               390,000               408,002
Michigan Municipal Bond Authority
 Revenue Bonds
 School District City of Detroit
 Series 2005 (FSA)
 06-01-19                            5.00             3,500,000             3,721,515
Michigan State Housing Development Authority
 Revenue Bonds
 Series 2007A A.M.T.
 12-01-28                            5.50             4,075,000             4,082,824


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
           RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2009 SEMIANNUAL REPORT  19

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(f,g)                           RATE              AMOUNT                VALUE(a)
MICHIGAN (CONT.)
Michigan Strategic Fund
 Revenue Bonds
 Republic Services
 Series 2001 A.M.T.
 08-01-31                            4.25%           $1,885,000            $1,729,506
Oakland Schools Intermediate School District
 Limited General Obligation Bonds
 School Building & Site
 Series 2007 (FSA)
 05-01-36                            5.00               500,000               502,255
Pinconning Area Schools
 Unlimited General Obligation Bonds
 School Building & Site
 Series 2007 (FSA) (Qualified School Bond Loan Fund)
 05-01-37                            4.75               250,000               235,268
Roseville School District
 Unlimited General Obligation Refunding Bonds
 School Building & Site
 Series 2006 (FSA) (Qualified School Bond Loan Fund)
 05-01-23                            5.00             3,100,000             3,236,183
Summit Academy North
 Prerefunded Certificate of Participation
 Series 2001
 07-01-30                            7.38             4,890,000             5,227,263
Summit Academy North
 Prerefunded Certificate of Participation
 Series 2001B
 07-01-30                            8.75               990,000             1,072,477
Troy City School District
 Unlimited General Obligation Bonds
 School Building & Site
 Series 2006 (National)
 (Qualified School Board Loan Fund)
 05-01-24                            5.00             5,000,000             5,251,150
Wayne Charter County
 Revenue Bonds
 Detroit Metropolitan Wayne County Airport
 Series 1998B (National)
 12-01-11                            5.25             4,040,000             4,082,581
Wayne County Airport Authority
 Revenue Bonds
 Detroit Metropolitan
 Series 2005 (National) A.M.T.
 12-01-19                            4.75             3,750,000             3,344,363
Williamston Community School District
 Unlimited General Obligation Bonds
 Series 1996 (National)
 (Qualified School Bond Loan Fund)
 05-01-25                            5.50             1,000,000             1,150,810
                                                                      ---------------
Total                                                                      62,406,349
-------------------------------------------------------------------------------------

MINNESOTA (5.7%)
City of Maple Grove
 Revenue Bonds
 Maple Grove Hospital Corporation
 Series 2007
 05-01-37                            5.25             1,145,000               985,204
City of Minneapolis
 Revenue Bonds
 Fairview Health Services
 Series 2008A
 11-15-32                            6.75             7,500,000             7,884,750
City of St. Louis Park
 Revenue Bonds
 Park Nicollet Health Services
 Series 2008C
 07-01-23                            5.50            26,775,000            27,388,414
 07-01-30                            5.75             3,200,000             3,215,552
County of Meeker
 Revenue Bonds
 Memorial Hospital Project Series 2007
 11-01-37                            5.75             1,750,000             1,426,723
Duluth Independent School District #709
 Certificate of Participation
 Series 2008B
 (School District Credit Enhancement Program)
 02-01-26                            4.75             4,040,000             4,127,789


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
20  RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(f,g)                           RATE              AMOUNT                VALUE(a)
MINNESOTA (CONT.)
Edina Independent School District #273
 Unlimited General Obligation Bonds
 Series 2004
 02-01-22                            4.25%           $2,700,000            $2,751,840
Minneapolis Special School District #1
 Unlimited General Obligation Refunding Bonds
 Series 2005A (FSA)
 (School District Credit Enhancement Program)
 02-01-15                            5.00             5,965,000             6,660,400
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 Bethel University
 6th Series 2007R
 05-01-37                            5.50            13,725,000            11,417,004
Southern Minnesota Municipal Power Agency
 Revenue Bonds
 Capital Appreciation
 Zero Coupon
 Series 1994A (National)
 01-01-22                            6.73            17,500,000(k)         10,344,775
 01-01-23                            6.80            26,500,000(k)         14,786,204
 01-01-25                            6.75            17,500,000(k)          8,612,625
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 Healtheast Project
 Series 2005
 11-15-25                            6.00             3,500,000             2,996,420
 11-15-30                            6.00            10,000,000             7,955,300
 11-15-35                            6.00             8,500,000             6,483,715
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 HealthPartners Obligation Group Project
 Series 2006
 05-15-26                            5.25             2,000,000             1,779,200
 05-15-36                            5.25             7,050,000             5,715,012
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 Lyngblomsten Care Center Housing Project
 Series 1993
 11-01-17                            7.13             1,740,000             1,607,795
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 Rental -- Lyngblomsten Housing Project
 Series 1993
 11-01-24                            7.00             2,205,000             1,883,158
St. Paul Port Authority
 Revenue Bonds
 Office Building at Cedar Street
 Series 2003-12
 12-01-23                            5.00             2,540,000             2,647,163
                                                                      ---------------
Total                                                                     130,669,043
-------------------------------------------------------------------------------------

MISSISSIPPI (1.2%)
Harrison County Wastewater Management District
 Refunding Revenue Bonds
 Wastewater Treatment Facility
 Series 1986 Escrowed to Maturity
 02-01-15                            5.00             4,250,000             4,776,405
Mississippi Hospital Equipment & Facilities Authority
 Revenue Bonds
 Mississippi Baptist Health Systems Incorporated
 Series 2007A
 08-15-26                            5.00             2,420,000             2,200,942
State of Mississippi
 Unlimited General Obligation Refunding Bonds
 Series 2001
 09-01-12                            5.50            10,000,000            11,216,200
State of Mississippi
 Unlimited General Obligation Refunding Bonds
 Series 2002D
 07-01-16                            5.50             7,570,000             8,881,048
                                                                      ---------------
Total                                                                      27,074,595
-------------------------------------------------------------------------------------

MISSOURI (1.0%)
Boone County
 Revenue Bonds
 Boone Hospital Center
 Series 2008
 08-01-38                            5.38             6,660,000             5,914,280


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
           RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2009 SEMIANNUAL REPORT  21

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(f,g)                           RATE              AMOUNT                VALUE(a)
MISSOURI (CONT.)
Cape Girardeau County Industrial Development Authority
 Revenue Bonds
 St. Francis Medial Center
 Series 2009
 06-01-39                            5.75%           $1,150,000            $1,162,190
Missouri Joint Municipal Electric Utility Commission
 Revenue Bonds
 Plum Point Project
 Series 2006 (National)
 01-01-20                            5.00             1,500,000             1,427,610
Missouri State Health & Educational Facilities Authority
 Revenue Bonds
 Coxhealth
 Series 2008
 11-15-29                            5.25             9,185,000             8,731,812
 11-15-33                            5.50             6,000,000             5,811,780
                                                                      ---------------
Total                                                                      23,047,672
-------------------------------------------------------------------------------------

NEBRASKA (1.0%)
Madison County Hospital Authority
 Revenue Bonds
 Faith Regional Health Services Project
 Series 2008A-1
 07-01-33                            6.00            11,500,000            10,711,675
Nebraska Elementary & Secondary School
 Finance Authority
 Revenue Bonds
 Boys Town Project
 Series 2008
 09-01-28                            4.75             8,800,000             8,625,320
Omaha Public Power District
 Revenue Bonds
 Series 1986A Escrowed to Maturity
 02-01-15                            6.00             1,370,000             1,578,994
University of Nebraska
 Revenue Bonds
 Lincoln Student Fees & Facilities
 Series 2009A
 07-01-39                            5.25             1,400,000             1,422,078
                                                                      ---------------
Total                                                                      22,338,067
-------------------------------------------------------------------------------------

NEVADA (2.2%)
City of Henderson
 Special Assessment Bonds
 Series 2006T-18
 09-01-35                            5.30            10,700,000             3,833,917
Clark County Water Reclamation District
 Limited General Obligation Bonds
 Series 2009A
 07-01-34                            5.25            25,850,000            25,989,589
County of Clark
 Revenue Bonds
 Southwest Gas Corporation Project
 Series 2005A (AMBAC) A.M.T.
 10-01-35                            4.85             5,000,000             3,695,550
Las Vegas Valley Water District
 Limited General Obligation Bonds
 Water Improvement
 Series 2006A (FSA)
 06-01-24                            5.00             4,095,000             4,282,428
Truckee Meadows Water Authority
 Refunding Revenue Bonds
 Series 2006 (FSA)
 07-01-32                            4.75            14,200,000            13,327,978
                                                                      ---------------
Total                                                                      51,129,462
-------------------------------------------------------------------------------------

NEW HAMPSHIRE (0.2%)
New Hampshire Business Finance Authority
 Revenue Bonds
 Public Service Company of New Hampshire Project
 Series 2006B (National) A.M.T.
 05-01-21                            4.75             4,500,000             4,054,050
-------------------------------------------------------------------------------------

NEW JERSEY (2.2%)
New Jersey Economic Development Authority
 Revenue Bonds
 United Water Incorporated
 Series 1996C (AMBAC) A.M.T.
 11-01-25                            4.88             7,000,000             6,340,530
New Jersey Health Care Facilities Financing Authority
 Revenue Bonds
 AHS Hospital Corporation
 Series 2008A
 07-01-27                            5.00             5,700,000             5,332,350


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
22  RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(f,g)                           RATE              AMOUNT                VALUE(a)
NEW JERSEY (CONT.)
New Jersey Health Care Facilities Financing Authority
 Revenue Bonds
 AtlantiCare Regional Medical Center
 Series 2007
 07-01-22                            5.00%           $3,150,000            $3,151,922
New Jersey State Turnpike Authority
 Refunding Revenue Bonds
 Series 2000A (National)
 01-01-11                            6.00             7,785,000             8,280,827
New Jersey Transportation Trust Fund Authority
 Revenue Bonds
 Transportation System
 Series 2001C (FSA)
 12-15-12                            5.75            10,000,000            11,048,100
Tobacco Settlement Financing Corporation
 Prerefunded Asset-backed Revenue Bonds
 Series 2002
 06-01-37                            6.00            12,770,000            14,456,662
University of Medicine & Dentistry of New Jersey
 Revenue Bonds
 Series 2002A (AMBAC)
 12-01-12                            5.25             1,705,000             1,738,844
                                                                      ---------------
Total                                                                      50,349,235
-------------------------------------------------------------------------------------

NEW MEXICO (0.7%)
New Mexico Hospital Equipment Loan Council
 Revenue Bonds
 Presbyterian Healthcare Services
 Series 2008A
 08-01-32                            6.38             8,650,000             9,233,616
New Mexico Mortgage Finance Authority
 Revenue Bonds
 Single Family Mortgage Class I
 Series 2007A (GNMA/FNMA/FHLMC) A.M.T.
 01-01-38                            4.88             7,930,000             7,135,414
                                                                      ---------------
Total                                                                      16,369,030
-------------------------------------------------------------------------------------

NEW YORK (8.7%)
City of New York
 Prerefunded Unlimited General Obligation Bonds
 Series 2003J
 06-01-28                            5.25             6,235,000             7,133,588
City of New York
 Unlimited General Obligation Bonds
 Series 2002E (National)
 08-01-15                            5.63             2,000,000             2,141,860
City of New York
 Unlimited General Obligation Bonds
 Series 2004E (FSA)
 11-01-22                            5.00             1,750,000             1,811,793
Metropolitan Transportation Authority
 Refunding Revenue Bonds
 Series 2002A
 11-15-32                            5.75             5,855,000             5,942,708
Metropolitan Transportation Authority
 Revenue Bonds
 Series 2002A (FSA)
 11-15-26                            5.50             2,000,000             2,053,080
Metropolitan Transportation Authority
 Revenue Bonds
 Series 2009B
 11-15-34                            5.00             1,000,000               997,120
New York City Housing Development Corporation
 Revenue Bonds
 Capital Funding Program
 New York City Housing Authority Program
 Series 2005A (National/FGIC)
 07-01-25                            5.00               300,000               304,230
New York City Industrial Development Agency
 Revenue Bonds
 Queens Baseball Stadium Pilot
 Series 2006 (AMBAC)
 01-01-24                            5.00             3,000,000             2,746,380
New York City Industrial Development Agency
 Revenue Bonds
 Terminal One Group Association Project
 Series 2005 A.M.T.
 01-01-21                            5.50             6,940,000             6,575,095
 01-01-24                            5.50             5,500,000             5,083,815


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
           RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2009 SEMIANNUAL REPORT  23

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(f,g)                           RATE              AMOUNT                VALUE(a)
NEW YORK (CONT.)
New York City Municipal Water Finance Authority
 Revenue Bonds
 Fiscal 2009
 Series 2008A
 06-15-40                            5.75%           $1,500,000            $1,608,645
New York City Municipal Water Finance Authority
 Revenue Bonds
 Series 2008DD
 06-15-38                            4.50             3,500,000             3,183,530
New York City Transitional Finance Authority
 Revenue Bonds
 Future Tax Secured
 Series 2003D
 02-01-31                            5.00             4,000,000             4,037,080
New York City Transitional Finance Authority
 Revenue Bonds
 Future Tax Secured
 Series 2004C
 02-01-33                            5.00             4,255,000             4,282,870
New York Mortgage Agency
 Revenue Bonds
 Series 2002-101 A.M.T.
 04-01-32                            5.40            14,030,000            13,599,418
New York Mortgage Agency
 Revenue Bonds
 Series 2007-140 A.M.T.
 10-01-21                            4.60             3,625,000             3,495,044
New York Mortgage Agency
 Revenue Bonds
 Series 2007-143 A.M.T.
 10-01-27                            4.85             1,605,000             1,502,232
New York State Dormitory Authority
 Revenue Bonds
 Columbia University
 Series 2007C
 07-01-29                            5.00             2,500,000             2,646,425
New York State Dormitory Authority
 Revenue Bonds
 Consolidated City University System
 2nd General Resolution
 Series 1993A
 07-01-18                            5.75             5,500,000             6,221,490
New York State Dormitory Authority
 Revenue Bonds
 Consolidated City University System
 Series 1990D Escrowed to Maturity
 07-01-09                            7.00               745,000               749,425
New York State Dormitory Authority
 Revenue Bonds
 Education
 Series 2005F
 03-15-23                            5.00             4,935,000             5,196,555
New York State Dormitory Authority
 Revenue Bonds
 Education
 Series 2007A
 03-15-37                            5.00             3,750,000             3,761,738
New York State Dormitory Authority
 Revenue Bonds
 Mental Health Services Facilities Improvement
 Series 2005E (National/FGIC)
 02-15-22                            5.00             4,365,000             4,544,925
New York State Dormitory Authority
 Revenue Bonds
 New York University Hospital Center
 Series 2006A
 07-01-20                            5.00             3,500,000             3,081,890
New York State Dormitory Authority
 Revenue Bonds
 New York University Hospital Center
 Series 2007B
 07-01-24                            5.25               460,000               419,644
New York State Dormitory Authority
 Revenue Bonds
 Orange Regional Medical Center
 Series 2008
 12-01-29                            6.13             2,250,000             1,775,318


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
24  RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(f,g)                           RATE              AMOUNT                VALUE(a)
NEW YORK (CONT.)
New York State Dormitory Authority
 Revenue Bonds
 State University Educational Facilities
 Series 1993A
 05-15-13                            5.50%          $24,530,000           $26,411,450
New York State Energy Research & Development Authority
 Revenue Bonds
 New York State Electric & Gas
 Series 1985 (National)
 03-15-15                            4.10             8,600,000             8,485,276
New York State Environmental Facilities Corporation
 Revenue Bonds
 Revolving Funds
 New York City Municipal Water Project
 Series 2002B
 06-15-31                            5.00             9,000,000             9,108,630
New York State Environmental Facilities Corporation
 Revenue Bonds
 Revolving Funds
 New York City Municipal Water Project
 Series 2002K
 06-15-28                            5.00             9,000,000             9,167,490
New York State Housing Finance Agency
 Refunding Revenue Bonds
 State University Construction
 Series 1986A Escrowed to Maturity
 05-01-13                            6.50             3,500,000             3,989,300
New York State Thruway Authority
 Revenue Bonds
 Series 2001A (National/FGIC)
 04-01-11                            5.50             7,500,000             8,041,950
New York State Thruway Authority
 Revenue Bonds
 Series 2005G (FSA)
 01-01-24                            5.00             4,000,000             4,135,440
New York Transitional Finance Authority
 Prerefunded Revenue Bonds
 Future Tax Secured
 Series 2001B Escrowed to Maturity
 02-01-11                            5.50               895,000               962,680
New York Transitional Finance Authority
 Unrefunded Revenue Bonds
 Future Tax
 Series 2001B
 02-01-11                            5.50             4,105,000             4,396,003
Port Authority of New York & New Jersey
 Revenue Bonds
 Consolidated 138th
 Series 2004 (National/FGIC) A.M.T.
 12-01-12                            5.00             6,000,000             6,382,260
Port Authority of New York & New Jersey
 Revenue Bonds
 Consolidated 146th
 Series 2006 (FSA) A.M.T.
 12-01-23                            4.50             7,500,000             7,006,800
Seneca Nation Indians Capital Improvements Authority
 Revenue Bonds
 Series 2007A
 12-01-16                            5.25             1,750,000(d)          1,386,823
 12-01-23                            5.00             3,000,000(d)          1,944,510
Tobacco Settlement Financing Authority
 Asset-backed Revenue Bonds
 Series 2003A-1
 06-01-19                            5.50             5,000,000             5,213,000
Ulster County Industrial Development Agency
 Revenue Bonds
 Series 2007A
 09-15-37                            6.00             2,000,000             1,394,300
 09-15-42                            6.00             7,000,000             4,779,390
                                                                      ---------------
Total                                                                     197,701,200
-------------------------------------------------------------------------------------

NORTH CAROLINA (3.3%)
City of Charlotte
 Revenue Bonds
 Water & Sewer
 Series 2008
 07-01-26                            5.00             8,450,000             9,128,451


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
           RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2009 SEMIANNUAL REPORT  25

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(f,g)                           RATE              AMOUNT                VALUE(a)
NORTH CAROLINA (CONT.)
North Carolina Capital Facilities Finance Agency
 Revenue Bonds
 Duke University Project
 Series 2009B
 10-01-38                            5.00%          $16,000,000           $16,360,960
North Carolina Eastern Municipal Power Agency
 Prerefunded Revenue Bonds
 Series 1986A Escrowed to Maturity
 01-01-17                            5.00             3,870,000             4,387,806
North Carolina Eastern Municipal Power Agency
 Prerefunded Revenue Bonds
 Series 1988A
 01-01-26                            6.00             1,940,000             2,453,014
North Carolina Eastern Municipal Power Agency
 Prerefunded Revenue Bonds
 Series 1989A
 01-01-10                            7.50            13,740,000            14,237,113
North Carolina Eastern Municipal Power Agency
 Unrefunded Revenue Bonds
 Series 1989A
 01-01-10                            7.50            12,750,000            13,016,220
North Carolina Housing Finance Agency
 Revenue Bonds
 Series 2006A-26 A.M.T.
 01-01-38                            5.50             3,445,000             3,457,299
North Carolina Medical Care Commission
 Revenue Bonds
 1st Mortgage Deerfield
 Series 2008A
 11-01-33                            6.00             4,060,000             3,401,915
North Carolina Municipal Power Agency #1 Catawba
 Revenue Bonds
 Series 2003A
 01-01-12                            5.50             6,500,000             6,973,915
Raleigh Durham Airport Authority
 Revenue Bonds
 Series 2001A (National/FGIC)
 11-01-11                            5.00             1,900,000             1,994,012
                                                                      ---------------
Total                                                                      75,410,705
-------------------------------------------------------------------------------------

NORTH DAKOTA (0.2%)
Ward County
 Revenue Bonds
 Trinity Obligated Group
 Series 2006
 07-01-25                            5.13             3,250,000             2,597,465
 07-01-29                            5.13             2,650,000             2,017,578
                                                                      ---------------
Total                                                                       4,615,043
-------------------------------------------------------------------------------------

OHIO (3.0%)
Cincinnati City School District
 Unlimited General Obligation Refunding Bonds
 Classroom Construction & Improvement
 Series 2006 (National/FGIC)
 12-01-25                            5.25               500,000               556,360
City of Cleveland
 Limited General Obligation Refunding Bonds
 Series 2005 (AMBAC)
 10-01-23                            5.50               500,000               553,495
City of Columbus
 Revenue Bonds
 Series 2008A
 06-01-31                            4.75            10,000,000            10,076,600
Cleveland State University
 Revenue Bonds
 Series 2003A (National/FGIC)
 06-01-15                            5.00             1,000,000             1,073,470
Cleveland State University
 Revenue Bonds
 Series 2004 (National/FGIC)
 06-01-24                            5.25               500,000               501,745
County of Cuyahoga
 Refunding Revenue Bonds
 Series 2003A
 01-01-21                            6.00             6,000,000             6,376,140
County of Erie
 Revenue Bonds
 Firelands Regional Medical Center
 Series 2002A
 08-15-32                            5.63             1,245,000             1,054,839


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
26  RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(f,g)                           RATE              AMOUNT                VALUE(a)
OHIO (CONT.)
County of Franklin
 Refunding Revenue Bonds
 OhioHealth Corporation
 Series 2003C
 05-15-22                            5.25%           $5,170,000            $5,279,087
 05-15-24                            5.25             3,625,000             3,674,010
Franklin County Convention Facilities Authority
 Refunding Revenue Bonds
 Tax & Lease Anticipation Bond
 Series 2007
 12-01-25                            5.00               500,000               532,445
Miami County
 Improvement Refunding Revenue Bonds
 Upper Valley Medical Center
 Series 2006
 05-15-26                            5.25             1,915,000             1,598,565
Miami University
 Refunding Revenue Bonds
 Series 2005 (AMBAC)
 09-01-23                            4.75               500,000               507,260
Ohio Housing Finance Agency
 Revenue Bonds
 Residential Mortgage-backed Securities
 Series 2006A (GNMA) A.M.T.
 09-01-26                            4.75             4,230,000             3,965,540
 09-01-36                            4.90             3,905,000             3,538,516
Ohio Municipal Electric Generation Agency
 Refunding Revenue Bonds
 Joint Venture 5
 Series 2004 (AMBAC)
 02-15-24                            4.75             7,980,000             7,253,421
Ohio State Building Authority
 Revenue Bonds
 State Facilities Adult Correctional
 Series 2005A (FSA)
 04-01-22                            5.00             5,000,000             5,276,500
Ohio State Higher Educational Facility Commission
 Revenue Bonds
 University Hospital Health Systems
 Series 2009A
 01-15-39                            6.75             7,700,000             7,905,205
Ohio State Higher Educational Facility Commission
 Unrefunded Revenue Bonds
 Oberlin
 Series 1999
 10-01-29                            5.00                85,000                85,410
Port of Greater Cincinnati Development Authority
 Revenue Bonds
 Sisters of Mercy
 Series 2006
 10-01-25                            5.00             1,000,000               912,240
State of Ohio
 Revenue Bonds
 Case Western Reserve University Project
 Series 2006 (National)
 12-01-21                            5.25               250,000               291,930
State of Ohio
 Unlimited General Obligation Bonds
 Infrastructure Improvement
 Series 2005A
 09-01-21                            5.00             5,000,000             5,335,300
Tuscarawas County
 Revenue Bonds
 Twin City Hospital Project
 Series 2007
 11-01-37                            6.35               500,000               380,500
University of Akron
 Revenue Bonds
 Series 2003A (AMBAC)
 01-01-22                            5.00             1,000,000             1,002,560
                                                                      ---------------
Total                                                                      67,731,138
-------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
           RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2009 SEMIANNUAL REPORT  27

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(f,g)                           RATE              AMOUNT                VALUE(a)

OKLAHOMA (0.3%)
Cleveland County Justice Authority
 Revenue Bonds
 Detention Facilities Project
 Series 2009B
 03-01-29                            5.75%           $5,685,000            $5,825,135
Oklahoma Municipal Power Authority
 Revenue Bonds
 Series 2001A (FSA)
 01-01-13                            5.00             1,020,000             1,070,225
                                                                      ---------------
Total                                                                       6,895,360
-------------------------------------------------------------------------------------

OREGON (0.6%)
Clackamas County Hospital Facility Authority
 Revenue Bonds
 Legacy Health Systems
 Series 2009A
 07-15-35                            5.50             1,500,000             1,475,385
Oregon Health & Science University
 Revenue Bonds
 Series 2009A
 07-01-39                            5.75             6,500,000(b)          6,426,225
Polk, Marion & Benton School District #13J
 Unlimited General Obligation Bonds
 Central School District
 Series 2009A
 06-15-29                            4.38             1,250,000             1,187,313
Port of Portland
 Refunding Revenue Bonds
 Portland International Airport
 Series 2001D (National/FGIC) A.M.T.
 07-01-11                            5.25             3,335,000             3,446,789
                                                                      ---------------
Total                                                                      12,535,712
-------------------------------------------------------------------------------------

PENNSYLVANIA (1.8%)
Allegheny County Hospital Development Authority
 Revenue Bonds
 University of Pittsburgh Medical Center
 Series 2009
 08-15-39                            5.63             7,200,000(b)          7,142,400
Butler County Hospital Authority
 Revenue Bonds
 Butler Health Systems Project
 Series 2009
 07-01-39                            7.25             7,000,000             7,257,670
City of Pittsburgh
 Unlimited General Obligation Refunding Bonds
 Series 2006B (FSA)
 09-01-15                            5.25            10,000,000            10,979,100
Delaware River Port Authority
 Refunding Revenue Bonds
 Port District Project
 Series 2001A (FSA)
 01-01-12                            5.25             3,130,000             3,413,547
Montgomery County Industrial Development Authority
 Revenue Bonds
 Acts Retirement -- Life Communities
 Series 1998
 11-15-28                            5.25             7,500,000             6,517,575
Northampton County General Purpose Authority
 Revenue Bonds
 St. Luke's Hospital Project
 Series 2008A
 08-15-28                            5.38             4,000,000             3,558,040
Pennsylvania State University
 Refunding Revenue Bonds
 Series 2002
 08-15-16                            5.25             1,000,000             1,162,690
                                                                      ---------------
Total                                                                      40,031,022
-------------------------------------------------------------------------------------

PUERTO RICO (1.3%)(e)
Commonwealth of Puerto Rico
 Unlimited General Obligation Public Improvement Bonds
 Series 2003A
 07-01-24                            5.25             1,000,000               915,950
Commonwealth of Puerto Rico
 Unlimited General Obligation Refunding Bonds
 Series 2004A
 07-01-30                            5.00             6,000,000             6,006,540


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
28  RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(f,g)                           RATE              AMOUNT                VALUE(a)
PUERTO RICO (CONT.)
Puerto Rico Highway & Transportation Authority
 Prerefunded Revenue Bonds
 Series 2003G
 07-01-42                            5.00%           $3,445,000            $3,915,553
Puerto Rico Highway & Transportation Authority
 Revenue Bonds
 Series 2005K
 07-01-19                            5.00             2,500,000             2,391,025
 07-01-20                            5.00            11,130,000            10,587,746
Puerto Rico Highway & Transportation Authority
 Unrefunded Revenue Bonds
 Series 2003G
 07-01-42                            5.00             1,805,000             1,465,443
Puerto Rico Infrastructure Financing Authority
 Refunding Special Tax Bonds
 Series 2005C (AMBAC)
 07-01-23                            5.50             3,900,000             3,705,390
Puerto Rico Public Buildings Authority
 Prerefunded Revenue Bonds
 Government Facilities
 Series 2004I
 07-01-33                            5.25               130,000               147,512
Puerto Rico Public Buildings Authority
 Unrefunded Revenue Bonds
 Government Facilities
 Series 2002C (XLCA)
 07-01-13                            5.50             1,000,000             1,009,960
                                                                      ---------------
Total                                                                      30,145,119
-------------------------------------------------------------------------------------

RHODE ISLAND (0.3%)
Rhode Island Housing & Mortgage Finance Corporation
 Revenue Bonds
 Homeownership Opportunity
 Series 2006-51A
 04-01-33                            4.85             1,340,000             1,262,280
Rhode Island Student Loan Authority
 Revenue Bonds
 Series 2007-2 (AMBAC) A.M.T.
 12-01-37                            4.85             6,000,000             4,621,260
                                                                      ---------------
Total                                                                       5,883,540
-------------------------------------------------------------------------------------

SOUTH CAROLINA (1.4%)
Charleston Educational Excellence Finance Corporation
 Revenue Bonds
 Charleston County School District
 Series 2005
 12-01-30                            5.25             5,500,000             5,524,035
Cherokee County
 Revenue Bonds
 Spring City Knitting Company Project
 Series 1979
 09-01-09                            7.40             1,040,000             1,058,034
City of Myrtle Beach
 Tax Allocation Bonds
 Myrtle Beach Air Force Base
 Series 2006A
 10-01-26                            5.25             2,000,000             1,275,420
Lexington County
 Prerefunded Revenue Bonds
 Series 2004
 05-01-32                            5.50             4,685,000             5,446,828
South Carolina Educational Facilities Authority
 Revenue Bonds
 Wofford College Project
 Series 2008
 04-01-38                            4.75             4,000,000             3,552,000
South Carolina Jobs-Economic Development Authority
 Revenue Bonds
 Woodlands at Furman Project
 Series 2007A
 11-15-37                            6.00             4,200,000             2,926,812
South Carolina State Public Service Authority
 Revenue Bonds
 Santee Cooper
 Series 2008A
 01-01-38                            5.50             7,595,000             7,987,510
Tobacco Settlement Revenue Management Authority
 Revenue Bonds
 Series 2001B
 05-15-22                            6.00             3,295,000             3,482,387
                                                                      ---------------
Total                                                                      31,253,026
-------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
           RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2009 SEMIANNUAL REPORT  29

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(f,g)                           RATE              AMOUNT                VALUE(a)

SOUTH DAKOTA (0.4%)
State of South Dakota
 Revenue Bonds
 Series 1993A (FSA)
 09-01-17                            6.70%           $7,260,000            $8,754,907
-------------------------------------------------------------------------------------

TEXAS (3.5%)
City of Austin
 Refunding Revenue Bonds
 Series 2002 (FSA)
 11-15-14                            5.50             3,485,000             3,958,019
City of Austin
 Refunding Revenue Bonds
 Series 2008A
 11-15-35                            5.25             8,000,000             8,094,960
City of Corpus Christi
 Limited General Obligation
 Refunding & Improvement Bonds
 Series 2001 (FSA)
 03-01-12                            5.00             3,400,000             3,700,696
College Station Independent School District
 Unlimited General Obligation Bonds
 School Building
 Series 2007 (Permanent School Fund Guarantee)
 08-15-26                            5.00             4,585,000             4,863,401
Corpus Christi Business & Job Development Corporation
 Improvement Refunding Revenue Bonds
 Arena Project
 Series 2002 (AMBAC)
 09-01-25                            5.00             3,550,000             3,591,748
Fort Bend Independent School District
 Unlimited General Obligation Refunding Bonds
 School Building
 Series 2008 (Permanent School Fund Guarantee)
 08-15-34                            4.75             5,600,000             5,526,640
Fort Bend Independent School District
 Unlimited General Obligation Refunding Bonds
 Series 2004A (Permanent School Fund Guarantee)
 08-15-26                            5.25             4,000,000             4,225,160
Fort Worth Independent School District
 Unlimited General Obligation Bonds
 Series 2008 (Permanent School Fund Guarantee)
 02-15-27                            5.00             4,865,000             5,168,090
Harris County Flood Control District
 Prerefunded Limited General Obligation Bonds
 Series 2004A
 10-01-23                            5.25             5,000,000             5,839,550
Harris County Health Facilities
 Development Corporation
 Refunding Revenue Bonds
 Memorial Hermann Healthcare System
 Series 2008B
 12-01-35                            7.25             8,800,000             9,482,352
Northside Independent School District
 Unlimited General Obligation Refunding Bonds
 Series 2001 (Permanent School Fund Guarantee)
 02-15-12                            5.50             3,720,000             3,953,318
State of Texas
 Unlimited General Obligation Bonds
 Transportation Community-Mobility Fund
 Series 2007
 04-01-34                            4.75             6,545,000             6,422,870
Tarrant County Cultural Education Facilities Finance Corporation
 Revenue Bonds
 Air Force Obligation Group
 Series 2007
 05-15-27                            5.13             2,000,000             1,555,100
Tarrant County Cultural Education Facilities Finance Corporation
 Revenue Bonds
 Series 2008
 08-15-28                            5.25             5,000,000             5,003,200
Texas A&M University
 Revenue Bonds
 Financing System
 Series 2009A
 05-15-27                            5.00             3,925,000             4,171,804
Travis County Health Facilities Development Corporation
 Revenue Bonds
 Querencia Barton Creek Project
 Series 2005
 11-15-25                            5.50             1,000,000               687,980


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
30  RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(f,g)                           RATE              AMOUNT                VALUE(a)
TEXAS (CONT.)
Wylie Independent School District
 Unlimited General Obligation Refunding Bonds
 Zero Coupon
 Series 2001 (Permanent School Fund Guarantee)
 08-15-12                            4.80%           $3,385,000(k)         $3,178,075
                                                                      ---------------
Total                                                                      79,422,963
-------------------------------------------------------------------------------------

UTAH (0.2%)
City of Eagle Mountain
 Special Assessment Bonds
 Special Improvement District #2000-1
 Series 2006
 02-01-21                            8.25             2,939,000             2,799,427
Utah Housing Corporation
 Revenue Bonds
 Series 2003A-1 A.M.T.
 07-01-24                            5.13             1,600,000             1,552,656
                                                                      ---------------
Total                                                                       4,352,083
-------------------------------------------------------------------------------------

VIRGINIA (1.8%)
City of Hampton
 Revenue Bonds
 Series 2002 (AMBAC)
 01-15-28                            5.13             5,350,000             5,373,380
Tobacco Settlement Financing Corporation
 Asset-backed Revenue Bonds
 Series 2005
 06-01-26                            5.50             5,200,000             5,808,192
Tobacco Settlement Financing Corporation
 Prerefunded Asset-backed Revenue Bonds
 Series 2005
 06-01-37                            5.63             5,500,000             6,401,944
University of Virginia
 Revenue Bonds
 Series 2008
 06-01-40                            5.00            23,000,000            23,723,350
                                                                      ---------------
Total                                                                      41,306,866
-------------------------------------------------------------------------------------

WASHINGTON (4.7%)
City of Tacoma
 Refunding Revenue Bonds
 Series 2001B (FSA)
 01-01-12                            5.50             5,000,000             5,451,200
Clark County
 Unrefunded Revenue Bonds
 Series 2001B (AMBAC)
 12-01-12                            5.25             2,105,000             2,288,767
NJB Properties
 Revenue Bonds
 King County Washington Project
 Series 2006A
 12-01-25                            5.00             6,445,000             6,774,404
 12-01-26                            5.00             7,290,000             7,614,404
 12-01-27                            5.00             3,660,000             3,796,701
Ocean Shores Local Improvement District
 Special Assessment Bonds
 B.A.N. # 2007-1
 Series 2008
 08-01-11                            5.00             7,135,000             7,026,905
Skagit County Public Hospital District #1
 Revenue Bonds
 Skagit VY Hospital
 Series 2005
 12-01-30                            5.50             1,235,000               978,787
Skagit County Public Hospital District #1
 Revenue Bonds
 Skagit VY Hospital
 Series 2007
 12-01-28                            5.75             1,500,000             1,249,290
 12-01-32                            5.75             2,000,000             1,614,140
Snohomish County Public Utility District #1
 Refunding Revenue Bonds
 Generation System
 Series 1986A Escrowed to Maturity
 01-01-20                            5.00            17,750,000            20,773,890
Spokane Public Facilities District
 Revenue Bonds
 Series 2003 (National)
 12-01-28                            5.75             3,195,000             3,317,049


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
           RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2009 SEMIANNUAL REPORT  31

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(f,g)                           RATE              AMOUNT                VALUE(a)
WASHINGTON (CONT.)
State of Washington
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2008A
 07-01-27                            5.00%           $9,730,000           $10,282,567
Washington Health Care Facilities Authority
 Revenue Bonds
 Swedish Health Services
 Series 2009A
 11-15-33                            6.50            11,800,000            11,912,572
Washington Public Power Supply System
 Revenue Bonds
 Linked Pars & Inflos
 Series 1993 Escrowed to Maturity (FSA)
 07-01-11                            5.75             7,200,000(i)          7,555,248
Washington State Housing Finance Commission
 Revenue Bonds
 Single Family Program
 Series 2007-3A
 (GNMA/FNMA/FHLMC) A.M.T.
 12-01-38                            4.90             5,470,000             4,946,466
Washington State Housing Finance Commission
 Revenue Bonds
 Skyline At First Hill Project
 Series 2007A
 01-01-38                            5.63            18,950,000            11,994,781
                                                                      ---------------
Total                                                                     107,577,171
-------------------------------------------------------------------------------------

WISCONSIN (4.0%)
Badger Tobacco Asset Securitization Corporation
 Prerefunded Asset-backed Revenue Bonds
 Series 2002
 06-01-27                            6.13             8,500,000             9,081,060
 06-01-32                            6.38             4,740,000             5,277,374
State of Wisconsin
 Revenue Bonds
 Series 2009A
 05-01-33                            5.75            12,000,000            12,572,400
Wisconsin Health & Educational Facilities Authority
 Refunding Revenue Bonds
 Wheaton Healthcare
 Series 2006B
 08-15-24                            5.13            15,910,000            12,237,972
 08-15-25                            5.13            15,500,000            11,696,765
Wisconsin Health & Educational Facilities Authority
 Revenue Bonds
 Medical College Wisconsin
 Series 2008A
 12-01-35                            5.25            14,400,000            13,243,392
Wisconsin Health & Educational Facilities Authority
 Revenue Bonds
 Prohealth Care Obligation Group
 Series 2009
 02-15-39                            6.63            18,425,000            19,014,783
Wisconsin Health & Educational Facilities Authority
 Revenue Bonds
 Riverview Hospital Association
 Series 2008
 04-01-33                            5.75             6,000,000             5,424,240
 04-01-38                            5.75             4,000,000             3,573,040
                                                                      ---------------
Total                                                                      92,121,026
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost: $2,215,823,799)                                                 $2,217,655,827
-------------------------------------------------------------------------------------



MUNICIPAL BONDS HELD IN TRUST (1.2%)(c)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(f,g)                           RATE              AMOUNT                VALUE(a)
ARKANSAS (0.1%)
Arkansas Development Finance Authority
 Revenue Bonds
 Series 2001 (GNMA/FNMA) A.M.T.
 07-01-33                            5.30%           $2,625,000(d)         $2,581,451
-------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
32  RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

MUNICIPAL BONDS HELD IN TRUST (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(f,g)                           RATE              AMOUNT                VALUE(a)

DISTRICT OF COLUMBIA (0.2%)
Metropolitan Washington Airports Authority
 Revenue Bonds
 Series 2001 (National) A.M.T.
 10-01-27                            5.50%           $5,000,000(d)         $4,948,350
-------------------------------------------------------------------------------------

NORTH CAROLINA (0.3%)
North Carolina Housing Finance Agency
 Revenue Bonds
 Series 2002 A.M.T.
 01-01-34                            5.35             7,355,000(d)          7,129,972
-------------------------------------------------------------------------------------

TEXAS (0.6%)
Texas Department of Housing & Community Affairs
 Revenue Bonds
 Series 2002 (National) A.M.T.
 09-01-33                            5.55             5,560,000(d)          5,486,387
 03-01-34                            5.55             6,295,000(d)          6,226,998
                                                                      ---------------
Total                                                                      11,713,385
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS HELD IN TRUST
(Cost: $26,766,549)                                                       $26,373,158
-------------------------------------------------------------------------------------



MUNICIPAL NOTES (0.3%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUE(f,g,h)                         YIELD            MATURITY               VALUE(a)
MINNESOTA (0.1%)
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 St. Olaf College
 V.R.D.N. 5th Series 2000H (Harris Trust & Savings Bank)
 10-01-30                            0.25%           $1,400,000            $1,400,000
-------------------------------------------------------------------------------------

NEW YORK (0.1%)
City of New York
 Unlimited General Obligation Bonds
 V.R.D.N. Sub Series 2005E-2 (Bank of America)
 08-01-34                            0.20             1,900,000             1,900,000
-------------------------------------------------------------------------------------

TENNESSEE (0.1%)
Montgomery County Public Building Authority
 Revenue Bonds
 Tennessee County Loan Pool
 V.R.D.N. Series 2006 (Bank of America)
 02-01-36                            0.26             4,330,000             4,330,000
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL NOTES
(Cost: $7,630,000)                                                         $7,630,000
-------------------------------------------------------------------------------------





MONEY MARKET FUND (0.8%)
                                                       SHARES                VALUE(a)
JPMorgan Tax Free Money Market Fund                  17,286,996           $17,286,996
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $17,286,996)                                                       $17,286,996
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,267,507,344)(l)                                              $2,268,945,981
=====================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 1 to the financial statements.

(b) At May 31, 2009, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $44,063,597. See Note 1 to the financial statements.

(c)  Municipal Bonds Held in Trust -- See Note 1 to the financial statements.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2009, the value of these securities amounted to $32,207,241 or 1.4% of net assets.


--------------------------------------------------------------------------------
           RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2009 SEMIANNUAL REPORT  33

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

(e) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 1.3% of net assets at May 31, 2009.

(f) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA    -- ACA Financial Guaranty Corporation
     AMBAC  -- Ambac Assurance Corporation
     BHAC   -- Berkshire Hathaway Assurance Corporation
     BIG    -- Bond Investors Guarantee
     BNY    -- Bank of New York
     CGIC   -- Capital Guaranty Insurance Company
     CIFG   -- IXIS Financial Guaranty
     FGIC   -- Financial Guaranty Insurance Company
     FHA    -- Federal Housing Authority
     FHLMC  -- Federal Home Loan Mortgage Corporation
     FNMA   -- Federal National Mortgage Association
     FSA    -- Financial Security Assurance
     GNMA   -- Government National Mortgage Association
     MBIA   -- MBIA Insurance Corporation
     TCRS   -- Transferable Custodial Receipts
     XLCA   -- XL Capital Assurance


(g)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.    -- Alternative Minimum Tax -- At May 31, 2009, the
                  value of securities subject to alternative
                  minimum tax represented 9.7% of net assets.
     B.A.N.    -- Bond Anticipation Note
     C.P.      -- Commercial Paper
     R.A.N.    -- Revenue Anticipation Note
     T.A.N.    -- Tax Anticipation Note
     T.R.A.N.  -- Tax & Revenue Anticipation Note
     V.R.      -- Variable Rate
     V.R.D.B.  -- Variable Rate Demand Bond
     V.R.D.N.  -- Variable Rate Demand Note


(h) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on May 31, 2009.

(i) This security may be separated into floating and inverse floating rate securities which may be traded separately. Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates.

(j) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on May 31, 2009.


--------------------------------------------------------------------------------
34  RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

(k) For zero coupons, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(l) At May 31, 2009, the cost of securities for federal income tax purposes was approximately $2,251,797,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                         $104,495,000
     Unrealized depreciation                         (103,056,000)
     ------------------------------------------------------------
     Net unrealized appreciation                       $1,439,000
     ------------------------------------------------------------



FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosures relating to the fair valuation of securities for financial statement purposes.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of May 31, 2009:

                                         FAIR VALUE AT MAY 31, 2009
                       --------------------------------------------------------------
                            LEVEL 1          LEVEL 2
                         QUOTED PRICES        OTHER         LEVEL 3
                           IN ACTIVE       SIGNIFICANT    SIGNIFICANT
                          MARKETS FOR      OBSERVABLE    UNOBSERVABLE
DESCRIPTION            IDENTICAL ASSETS      INPUTS         INPUTS          TOTAL
-------------------------------------------------------------------------------------
Investments in
  securities              $17,286,996    $2,251,658,985       $--      $2,268,945,981





--------------------------------------------------------------------------------
           RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2009 SEMIANNUAL REPORT  35

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
36  RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2009 SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
MAY 31, 2009 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers (identified cost $2,250,220,348)                   $2,251,658,985
  Money market fund (identified cost $17,286,996)                             17,286,996
----------------------------------------------------------------------------------------
Total investments in securities (identified cost $2,267,507,344)           2,268,945,981
Cash                                                                           5,292,122
Capital shares receivable                                                        364,228
Dividends and accrued interest receivable                                     33,102,234
Receivable for investment securities sold                                     35,021,331
----------------------------------------------------------------------------------------
Total assets                                                               2,342,725,896
----------------------------------------------------------------------------------------
LIABILITIES
Dividends payable to shareholders                                                854,448
Capital shares payable                                                         1,476,134
Payable for investment securities purchased                                   48,955,197
Short-term floating rate notes outstanding                                    15,710,000
Accrued investment management services fees                                       28,255
Accrued distribution fees                                                        451,424
Accrued transfer agency fees                                                       3,239
Accrued administrative services fees                                               3,948
Other accrued expenses                                                           234,847
----------------------------------------------------------------------------------------
Total liabilities                                                             67,717,492
----------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                        $2,275,008,404
----------------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                           $    5,610,049
Additional paid-in capital                                                 2,360,842,073
Undistributed net investment income                                            3,358,460
Accumulated net realized gain (loss)                                         (96,240,815)
Unrealized appreciation (depreciation) on investments                          1,438,637
----------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock  $2,275,008,404
----------------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                                NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $2,206,991,438          544,227,681                       $4.06(1)
Class B                     $   54,286,478           13,392,676                       $4.05
Class C                     $   13,730,488            3,384,555                       $4.06
-------------------------------------------------------------------------------------------


(1) The maximum offering price per share for Class A is $4.26. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
           RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2009 SEMIANNUAL REPORT  37

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2009 (UNAUDITED)


INVESTMENT INCOME
Income:
Interest                                                        59,132,072
Income distributions from money market fund                         40,852
--------------------------------------------------------------------------
Total income                                                    59,172,924
--------------------------------------------------------------------------
Expenses:
Investment management services fees                              4,981,379
Distribution fees
  Class A                                                        2,660,002
  Class B                                                          266,363
  Class C                                                           64,085
Transfer agency fees
  Class A                                                          583,311
  Class B                                                           16,079
  Class C                                                            3,741
Administrative services fees                                       695,606
Interest and fee expense                                           210,342
Compensation of board members                                       34,631
Custodian fees                                                      42,280
Printing and postage                                                50,600
Registration fees                                                   42,400
Professional fees                                                   28,656
Other                                                               44,923
--------------------------------------------------------------------------
Total expenses                                                   9,724,398
  Expenses waived/reimbursed by the Investment Manager and
    its affiliates                                                (923,186)
  Earnings and bank fee credits on cash balances                    (3,744)
--------------------------------------------------------------------------
Total net expenses                                               8,797,468
--------------------------------------------------------------------------
Investment income (loss) -- net                                 50,375,456
--------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on security transactions              (55,659,849)
Net change in unrealized appreciation (depreciation) on
  investments                                                  246,963,602
--------------------------------------------------------------------------
Net gain (loss) on investments                                 191,303,753
--------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                  $241,679,209
--------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
38  RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2009 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                              SIX MONTHS ENDED      YEAR ENDED
                                                                  MAY 31, 2009   NOV. 30, 2008
                                                                   (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                 $   50,375,456  $  109,499,345
Net realized gain (loss) on investments                            (55,659,849)    (36,808,180)
Net change in unrealized appreciation (depreciation) on
  investments                                                      246,963,602    (320,806,256)
----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                       241,679,209    (248,115,091)
----------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                        (49,014,533)   (106,969,457)
    Class B                                                         (1,025,582)     (2,551,912)
    Class C                                                           (247,004)       (495,574)
  Net realized gain
    Class A                                                                 --      (1,162,618)
    Class B                                                                 --         (35,755)
    Class C                                                                 --          (5,958)
----------------------------------------------------------------------------------------------
Total distributions                                                (50,287,119)   (111,221,274)
----------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                    59,752,102     181,511,043
  Class B shares                                                     1,685,396       3,558,517
  Class C shares                                                     1,438,982       2,262,389
Fund Merger
  Class A shares                                                            --     102,547,667
  Class B shares                                                            --       8,804,805
  Class C shares                                                            --       2,258,833
Reinvestment of distributions at net asset value
  Class A shares                                                    35,404,153      78,623,984
  Class B shares                                                       820,726       2,053,764
  Class C shares                                                       216,780         444,171
Payments for redemptions
  Class A shares                                                  (208,862,253)   (461,082,835)
  Class B shares                                                    (6,615,316)    (31,531,344)
  Class C shares                                                    (1,367,449)     (4,010,748)
----------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
  transactions                                                    (117,526,879)   (114,559,754)
----------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                             73,865,211    (473,896,119)
Net assets at beginning of period                                2,201,143,193   2,675,039,312
----------------------------------------------------------------------------------------------
Net assets at end of period                                     $2,275,008,404  $2,201,143,193
----------------------------------------------------------------------------------------------
Undistributed net investment income                             $    3,358,460  $    3,270,123
----------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
           RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2009 SEMIANNUAL REPORT  39

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Nov. 30,                      2009(l)          2008         2007         2006         2005
Net asset value, beginning of period                 $3.72        $4.30        $4.44        $4.39        $4.42
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .09(b)       .18(b)       .18(b)       .17          .18
Net gains (losses) (both realized and
 unrealized)                                           .34         (.58)        (.14)         .08         (.04)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                       .43         (.40)         .04          .25          .14
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.09)        (.18)        (.18)        (.17)        (.17)
Distributions from realized gains                       --         (.00)(c)       --         (.03)          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.09)        (.18)        (.18)        (.20)        (.17)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $4.06        $3.72        $4.30        $4.44        $4.39
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)             $2,207       $2,135       $2,582       $3,042       $3,460
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (including interest and
 fee expense)(d),(e),(f)                              .86%(g)      .99%        1.13%        1.09%         .98%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (including interest and
 fee expense)(e),(f),(h),(i)                          .78%(g)      .94%        1.09%        1.05%         .97%
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (excluding interest and
 fee expense)(d),(f)                                  .84%(g)      .84%         .83%         .83%         .81%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (excluding interest and
 fee expense)(f),(h),(i)                              .76%(g)      .79%         .79%         .79%         .80%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         4.61%(g)     4.33%        4.05%        3.93%        3.89%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                21%          37%          47%          30%          30%
--------------------------------------------------------------------------------------------------------------
Total return(j)                                     11.65%(k)    (9.59%)        .83%        5.81%        3.25%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Rounds to zero.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(g) Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses.
(i) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended May 31, 2009 and for the year ended Nov. 30, 2008.
(j) Total return does not reflect payment of a sales charge.
(k) Not annualized.
(l) Six months ended May 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
40  RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Nov. 30,                      2009(l)          2008         2007         2006         2005
Net asset value, beginning of period                 $3.71        $4.30        $4.44        $4.39        $4.41
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .07(b)       .15(b)       .14(b)       .14          .14
Net gains (losses) (both realized and
 unrealized)                                           .34         (.59)        (.14)         .07         (.02)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                       .41         (.44)          --          .21          .12
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.07)        (.15)        (.14)        (.13)        (.14)
Distributions from realized gains                       --         (.00)(c)       --         (.03)          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.07)        (.15)        (.14)        (.16)        (.14)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $4.05        $3.71        $4.30        $4.44        $4.39
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $54          $54          $80         $127         $190
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (including interest and
 fee expense)(d),(e),(f)                             1.62%(g)     1.74%        1.88%        1.85%        1.74%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (including interest and
 fee expense)(e),(f),(h),(i)                         1.54%(g)     1.69%        1.84%        1.81%        1.73%
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (excluding interest and
 fee expense)(d),(f)                                 1.60%(g)     1.59%        1.58%        1.59%        1.57%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (excluding interest and
 fee expense)(f),(h),(i)                             1.52%(g)     1.54%        1.54%        1.55%        1.56%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         3.86%(g)     3.57%        3.26%        3.15%        3.13%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                21%          37%          47%          30%          30%
--------------------------------------------------------------------------------------------------------------
Total return(j)                                     11.26%(k)   (10.51%)        .07%        5.01%        2.69%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Rounds to zero.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(g) Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses.
(i) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended May 31, 2009 and for the year ended Nov. 30, 2008.
(j) Total return does not reflect payment of a sales charge.
(k) Not annualized.
(l) Six months ended May 31, 2009 (Unaudited).


The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
           RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2009 SEMIANNUAL REPORT  41

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Nov. 30,                      2009(l)          2008         2007         2006         2005
Net asset value, beginning of period                 $3.72        $4.31        $4.45        $4.39        $4.42
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .07(b)       .15(b)       .14(b)       .14          .14
Net gains (losses) (both realized and
 unrealized)                                           .34         (.59)        (.14)         .08         (.03)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                       .41         (.44)          --          .22          .11
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.07)        (.15)        (.14)        (.13)        (.14)
Distributions from realized gains                       --         (.00)(c)       --         (.03)          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.07)        (.15)        (.14)        (.16)        (.14)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $4.06        $3.72        $4.31        $4.45        $4.39
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $14          $12          $13          $18          $23
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (including interest and
 fee expense)(d),(e),(f)                             1.62%(g)     1.74%        1.88%        1.85%        1.74%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (including interest and
 fee expense)(e),(f),(h),(i)                         1.53%(g)     1.69%        1.84%        1.81%        1.73%
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (excluding interest and
 fee expense)(d),(f)                                 1.60%(g)     1.59%        1.58%        1.59%        1.57%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (excluding interest and
 fee expense)(f),(h),(i)                             1.51%(g)     1.54%        1.54%        1.55%        1.56%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         3.86%(g)     3.56%        3.29%        3.16%        3.13%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                21%          37%          47%          30%          30%
--------------------------------------------------------------------------------------------------------------
Total return(j)                                     11.24%(k)   (10.48%)        .08%        5.25%        2.46%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Rounds to zero.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(g) Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses.
(i) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended May 31, 2009 and for the year ended Nov. 30, 2008.
(j) Total return does not reflect payment of a sales charge.
(k) Not annualized.
(l) Six months ended May 31, 2009 (Unaudited).


The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
42  RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2009 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS  -------------------------------------------------
(UNAUDITED AS TO MAY 31, 2009)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Tax-Exempt High Income Fund (the Fund) is a series of RiverSource Tax-Exempt Income Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Tax-Exempt Income Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund normally invests at least 80% of its net assets in municipal bonds and in other debt obligations issued by or on behalf of state or local governmental units whose interest is exempt from federal income tax and is not subject to the alternative minimum tax
(AMT). The Fund may invest in debt obligations the interest from which is subject to AMT.

The Fund offers Class A, Class B and Class C shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by

--------------------------------------------------------------------------------
           RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2009 SEMIANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time. Swap transactions are valued through an authorized pricing service, broker, or an internal model.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost, which approximates fair value. Investments in money market funds are valued at net asset value.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS
Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At May 31, 2009, the Fund has outstanding when-issued securities of $44,063,597.

INVERSE FLOATER PROGRAM TRANSACTIONS
The Fund may enter into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The trusts fund the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the short-term floating rate notes to tender their notes at par, and (2) to transfer the municipal bonds from the trusts to the Fund, thereby collapsing the trusts. The municipal bonds transferred to the trusts remain in the Fund's investments in securities and the related short-term floating rate notes are reflected as Fund liabilities under the caption "Short-term floating rate notes outstanding" in the Statement of Assets and Liabilities. The notes issued by the trusts have interest rates that are multi-modal, which means that they can be reset to a new or different mode at the reset date (e.g., mode can be daily, weekly, monthly, or a

--------------------------------------------------------------------------------
44  RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


fixed specific date) at the discretion of the holder of the inverse floating rate security. The floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. The income received by the inverse floating rate security holder varies inversely with the short-term rate paid to the floating rate note holders, and in most circumstances the inverse floating rate security holder bears substantially all of the underlying bond's downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond's value. The inverse floating rate security holder will be subject to greater interest rate risk than if they were to hold the underlying bond because the interest rate is dependent on both the fixed coupon rate of the underlying bond and the short-term interest rate paid on the floating rate notes. The inverse floating rate security holder is also subject to the credit risk, liquidity risk and market risk associated with the underlying bond. The bonds held by the trusts serve as collateral for the short-term floating rate notes outstanding. Contractual maturities and interest rates of the municipal bonds held in trust at May 31, 2009, are presented in the Portfolio of Investments. The inclusion of interest and fee expense related to the short-term floating rate notes corresponds to an equal increase in interest income from the fixed rate municipal bonds held in trust. For the six months ended May 31, 2009, the average short-term floating rate notes outstanding was $32,225,364 and the average interest rate and fees related to these short-term floating rate notes was 1.31%.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.


--------------------------------------------------------------------------------
           RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2009 SEMIANNUAL REPORT  45

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures contracts, recognition of unrealized appreciation (depreciation) for certain derivative investments, market discount and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENTS
The Fund has adopted FASB Staff Position No. 133-1 and FIN No. 45-4 (FSP FAS 133-1 and FIN 45-4), "Disclosures about Credit Derivatives and Certain
Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45." The amendments to FSP FAS 133-1 and FIN 45-4 require enhanced disclosures about a fund's derivatives and guarantees. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments,
(b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows and (d) the current status of the payment/performance risk of the credit derivative. The amendments to FSP FAS 133-1 and FIN 45-4 also require additional disclosures about the current status of the payment/performance risk of a guarantee. At May 31, 2009, the Fund did not own nor was it a party to any credit derivative contracts within the scope of these amendments.

The Fund has adopted Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. See Investments in Derivatives for more information.

On April 9, 2009, the FASB issued Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP 157-4). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current SFAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. Management is currently evaluating the impact

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46  RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



that the adoption of FSP 157-4 will have on the amounts and disclosures within the Fund's financial statements.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. INVESTMENTS IN DERIVATIVES

The Fund may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk.

FUTURES TRANSACTIONS
The Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange to produce incremental earnings, hedge existing positions or protect against market changes in the value of equities, interest rates or foreign currencies. The Fund may also buy and write put and call options on these futures contracts. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.


--------------------------------------------------------------------------------
           RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2009 SEMIANNUAL REPORT  47

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

Upon entering into futures contracts, the Fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities. At May 31, 2009, and for the six months then ended, the Fund had no outstanding futures contracts.

INTEREST RATE SWAP TRANSACTIONS
The Fund may enter into interest rate swap transactions to produce incremental earnings, or to gain exposure to or protect itself from market rate changes, or to synthetically add or subtract principal exposure to a market. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future (the "effective date"). The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.

Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.

Risks of entering into interest rate swaps include a lack of correlation between the swaps and the portfolio of bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the interest rate swaps to experience adverse changes in value relative to expectations. In addition, interest rate swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the interest rate swap positions taken. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. At

--------------------------------------------------------------------------------
48  RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



May 31, 2009, and for the six months then ended, the Fund had no outstanding interest rate swap contracts.

3. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.47% to 0.30% annually as the Fund's net assets increase. The management fee for the six months ended May 31, 2009 was 0.45% of the Fund's average daily net assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% annually as the Fund's net assets increase. The fee for the six months ended May 31, 2009 was 0.06% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended May 31, 2009, other expenses paid to this company were $10,326.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other funds in the RiverSource Family of Funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $20.50 for Class A, $21.50 for Class B and $21.00 for Class C for this service.


--------------------------------------------------------------------------------
           RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2009 SEMIANNUAL REPORT  49

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

DISTRIBUTION FEES
The Fund has agreements with RiverSource Distributors, Inc. and RiverSource Fund Distributions, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $1,140,000 and $131,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of April 30, 2009, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges received by the Distributor for distributing Fund shares were $496,924 for Class A, $13,566 for Class B and $1,344 for Class C for the six months ended May 31, 2009.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended May 31, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding interest and fee expenses related to the Fund's participation in certain inverse floater programs and fees and expenses of acquired funds*) were as follows:

Class A.............................................  0.76%
Class B.............................................  1.52
Class C.............................................  1.51


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A..........................................  $156,234
Class B..........................................     3,911
Class C..........................................     1,147


The management fees waived/reimbursed at the Fund level were $761,894.


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50  RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until May. 31, 2009, unless sooner terminated at the discretion of the Board, such that net expenses (excluding interest and fee expenses related to the Fund's participation in certain inverse floater programs and fees and expenses of acquired funds*), will not exceed the following percentage of the class average daily net assets:

Class A.............................................  0.76%
Class B.............................................  1.52
Class C.............................................  1.51


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

EARNINGS AND BANK FEE CREDITS
During the six months ended May 31, 2009, the Fund's custodian and transfer agency fees were reduced by $3,744 as a result of earnings and bank fee credits from overnight cash balances.

4. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $459,653,681 and $570,411,194, respectively, for the six months ended May 31, 2009. Realized gains and losses are determined on an identified cost basis.

5. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                      SIX MONTHS ENDED MAY 31, 2009
                                     ISSUED FOR
                                     REINVESTED                        NET
                          SOLD     DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------
Class A                15,553,462    9,116,353    (55,131,472)     (30,461,657)
Class B                   442,122      211,501     (1,727,060)      (1,073,437)
Class C                   370,160       55,783       (358,863)          67,080
----------------------------------------------------------------------------------




--------------------------------------------------------------------------------
           RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2009 SEMIANNUAL REPORT  51

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

                                        YEAR ENDED NOV. 30, 2008
                                          ISSUED FOR
                                          REINVESTED                         NET
                  SOLD     FUND MERGER  DISTRIBUTIONS    REDEEMED    INCREASE (DECREASE)
----------------------------------------------------------------------------------------
Class A        43,221,817   24,497,076    19,151,770   (112,052,986)     (25,182,323)
Class B           860,418    2,103,888       498,857     (7,575,865)      (4,112,702)
Class C           541,842      539,503       108,350       (974,897)         214,798
----------------------------------------------------------------------------------------


6. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the six months ended May 31, 2009.

7. FUND MERGER

At the close of business on March 14, 2008, RiverSource Tax-Exempt High Income Fund acquired the assets and assumed the identified liabilities of RiverSource Massachusetts Tax-Exempt Fund, RiverSource Michigan Tax-Exempt Fund and RiverSource Ohio Tax-Exempt Fund. The reorganization was completed after shareholders approved the plan on Jan. 29, 2008.

The aggregate net assets of RiverSource Tax-Exempt High Income Fund immediately before the acquisition were $2,572,188,382 and the combined net assets immediately after the acquisition were $2,685,799,687.


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52  RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


The merger was accomplished by a tax-free exchange of the following:

                                            SHARES      VALUE
----------------------------------------------------------------
RiverSource Massachusetts Tax-Exempt
  Fund                                    7,422,838  $37,945,077
RiverSource Michigan Tax-Exempt Fund      7,141,011   36,514,588
RiverSource Ohio Tax-Exempt Fund          7,674,903   39,151,640


In exchange for the RiverSource Massachusetts Tax-Exempt Fund, RiverSource Michigan Tax-Exempt Fund and RiverSource Ohio Tax-Exempt Fund shares and net assets, RiverSource Tax-Exempt High Income Fund issued the following number of shares:

                                                    SHARES
------------------------------------------------------------
Class A.........................................  24,497,076
Class B.........................................   2,103,888
Class C.........................................     539,503


The components of RiverSource Massachusetts Tax-Exempt Fund's, RiverSource Michigan Tax-Exempt Fund's and RiverSource Ohio Tax-Exempt Fund's net assets after adjustments for any permanent book-to-tax differences at the merger date were as follows:

                                                                               UNDISTRIBUTED
                                                                                 (EXCESS OF
                                                                               DISTRIBUTIONS
                                                  UNREALIZED     ACCUMULATED     OVER) NET
                         TOTAL       CAPITAL     APPRECIATION        NET         INVESTMENT
                       NET ASSETS     STOCK     (DEPRECIATION)  REALIZED LOSS      INCOME
--------------------------------------------------------------------------------------------
RiverSource
  Massachusetts Tax-
  Exempt Fund         $37,945,077  $38,379,015     $(156,375)     $(279,215)       $1,652
RiverSource Michigan
  Tax-Exempt Fund      36,514,588   36,406,112       292,632       (184,835)          679
RiverSource Ohio
  Tax-Exempt Fund      39,151,640   39,722,918      (384,900)      (185,940)         (438)


8. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $30,950,938 at Nov. 30, 2008, that if not offset by capital gains will expire in 2016.


--------------------------------------------------------------------------------
           RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2009 SEMIANNUAL REPORT  53

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co., Inc. (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual

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54  RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (which is now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman will pay $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material

--------------------------------------------------------------------------------
           RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2009 SEMIANNUAL REPORT  55

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


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56  RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2009 SEMIANNUAL REPORT

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement"), RiverSource Investments provides investment advice and other services to the Fund and all funds in the RiverSource Family of Funds (collectively, the "Funds").

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. RiverSource Investments prepared detailed reports for the Board and its Contracts Committee in March and April 2009, including reports based on data provided by independent organizations to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) reviews information prepared by RiverSource Investments addressing the services RiverSource Investments provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts, Investment Review and Compliance Committees in determining whether to continue the IMS Agreement. At the April 7-8, 2009 in-person Board meeting, independent legal counsel to the Independent Directors reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by RiverSource Investments: The Board analyzed various reports and presentations it had received detailing the services performed by RiverSource Investments, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by RiverSource Investments, including, in particular, the continued investment in, and resources dedicated to, the Fund's operations, most notably, the large investment made in the acquisition of J. & W. Seligman & Co. Incorporated, including its portfolio management operations, personnel and infrastructure (including the addition of two new offices in New York City and Palo Alto).

Further, in connection with the Board's evaluation of the overall package of services provided by RiverSource Investments, the Board considered the quality of the administrative and transfer agency services provided by RiverSource Investments' affiliates to the Fund. The Board also reviewed the financial condition of RiverSource Investments (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement. Further, the Board

--------------------------------------------------------------------------------
           RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2009 SEMIANNUAL REPORT  57

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------


considered RiverSource Investments' ability to retain key personnel and its expectations in this regard. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by RiverSource Investments). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality, particularly in light of recent market conditions.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that RiverSource Investments and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered: (i) detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund; and (ii) a report detailing the Fund's performance over various periods, recent Fund inflows (and outflows) and a comparison of the Fund's net assets from December 2007 to December 2008. The Board observed that the Fund's investment performance was appropriate in light of the particular management style and the exceptionally challenging market conditions involved.

Comparative Fees, Costs of Services Provided and the Profits Realized By RiverSource Investments and its Affiliates from their Relationships with the
Fund: The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to RiverSource Investments' profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund (excluding the effect of a performance incentive adjustment, if

--------------------------------------------------------------------------------
58  RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


applicable), with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer group's median expense ratio.

The Board also considered the expected profitability of RiverSource Investments and its affiliates in connection with RiverSource Investments providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to RiverSource Investments and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by RiverSource Investments as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 8, 2009, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement for an additional annual period.


--------------------------------------------------------------------------------
           RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2009 SEMIANNUAL REPORT  59

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
60  RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2009 SEMIANNUAL REPORT

RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by RiverSource Distributors, Inc., and
                                RiverSource Fund Distributors, Inc., Members FINRA, and
                                managed by RiverSource Investments, LLC. RiverSource is part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C)2009 RiverSource Investments, LLC.                              S-6432 Z (7/09)

Item 2.  Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RiverSource Tax-Exempt Income Series, Inc.
(Registrant)


By /s/ Patrick T. Bannigan
   ---------------------------------
   Patrick T. Bannigan
   President and
   Principal Executive Officer

Date August 4, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ---------------------------------
   Patrick T. Bannigan
   President and
   Principal Executive Officer

Date August 4, 2009


By /s/ Jeffrey P. Fox
   ---------------------------------
   Jeffrey P. Fox
   Treasurer and
   Principal Financial Officer

Date August 4, 2009